UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2021
Date of reporting period: June 30, 2021

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Davis Opportunity Fund

Davis Financial Fund

Davis Real Estate Fund

Davis Appreciation and Income Fund

Davis Government Bond Fund

Davis Government Money Market Fund

(part of Davis Series, Inc.)

June 30, 2021

SEMI-ANNUAL REPORT

DAVIS SERIES, INC.	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Series, Inc. prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.
Shares of the Davis Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments and Form N-MFP
The Funds file their complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters [excluding Davis Government Money Market Fund]). Davis Government Money Market Fund files its complete schedule of portfolio holdings with the SEC for each month end on Form N-MFP. The Funds’ Forms N-CSR (Annual and Semi-Annual Reports), N-PORT Part F, and Davis Government Money Market Fund’s Form N-MFP are available without charge, upon request, by calling 1-800-279-0279, on the Funds’ website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. A list of the Funds’ quarter-end holdings (other than Davis Government Bond Fund and Davis Government Money Market Fund) is also available at www.davisfunds.com on or about the 15th day following each quarter end and remains available on the website until the list is updated for the subsequent quarter.

DAVIS SERIES, INC.	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of Davis Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports we include all of the required quantitative information such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Manager Commentary for certain funds. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

We value the trust you have placed in us and look forward to continuing our investment journey together.

Sincerely,

Christopher C. Davis
President

August 2, 2021

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS OPPORTUNITY FUND

Performance Overview
Davis Opportunity Fund outperformed the Standard & Poor’s 1500® Index (“S&P 1500®”or the “Index”) for the six-month period ended June 30, 2021 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of 24.27%, versus a 15.61% return for the S&P 1500®. All sectors1 in the S&P 1500® reported positive performance during the period. The sectors within the Index that reported the strongest performance were Energy (up 47%), Financials (up 24%), and Real Estate (up 22%). The sectors within the Index that reported the weakest performance were Utilities (up 3%), Consumer Staples (up 6%), and Health Care (up 12%).

Contributors to Performance
The Fund’s largest sector position was in Industrials. These holdings were the most significant contributor2 to performance both on an absolute basis and relative to the Index. The Fund’s holdings outperformed those of the Index (up 37%, versus up 17%) and the Fund benefited from a significantly higher average weighting in this sector (29%, compared to 9%). Of the top ten contributors during the period, five were from the Industrials sector. Grab Holdings3, a ride hailing company in Southeast Asia, announced plans to go public via a special purpose acquisition company (SPAC). As a result of the announcement, the value of the private equity shares owned by the Fund increased making Grab Holdings (up 89%) the top contributor to performance and largest holding at the end of the period, representing 6.36% of net assets. The Fund also held private equity shares of another ride hailing company Didi Chuxing, an Industrials company based in China. In June 2021, the company was renamed DiDi Global and shortly thereafter completed its initial public offering (“IPO”). As a whole, DiDi Global increased 35% during the period and was also a significant contributor to performance. Other strong performers included Carrier Global (up 30%), Owens Corning (up 30%), and Johnson Controls (up 49%).
The Fund continued to hold a large position in Financials. These holdings were also beneficial to both absolute and relative performance. The Fund’s holdings outperformed those of the Index (up 36%, versus up 24%) and the Fund benefited from a higher average weighting (20%, compared to 13%) in this stronger performing sector. Wells Fargo (up 51%), Capital One Financial (up 57%), and U.S. Bancorp (up 22%) were among the top contributors and all were top ten holdings at the end of the period, representing 5.19%, 5.00%, and 4.04% of net assets, respectively. U.S. Bancorp was purchased during the period.
The Fund’s Information Technology position was another key contributor to performance. The Fund’s holdings outperformed those of the Index (up 25%, versus up 14%). Applied Materials (up 66%) was a strong performer.
Another sector benefiting Fund performance was Communication Services. The Fund’s Communication Services holdings outperformed those of the Index (up 36%, versus up 20%). Alphabet (up 43%), the parent company of Google, was a top contributor during the period.
Detractors from Performance
The Fund’s Consumer Staples holdings were an important detractor from performance on both an absolute and relative basis. The Fund’s holdings underperformed those of the S&P 1500® (down 43%, versus up 5%) but a very small average weighting in this lesser performing sector somewhat offset the impact from the weaker stock selection. Missfresh, a Chinese online grocery retailer, was a third company the Fund held private equity shares of during the period.  Similar to the aforementioned DiDi Global, Missfresh completed its IPO in June 2021. Previously classified in Consumer Discretionary, Missfresh moved to Consumer Staples at the time of IPO and subsequent performance (down 46%) was the primary reason Consumer Staples was a detractor from performance.  Missfresh, including its pre-IPO performance, decreased 51% during the period and was the largest single detractor.
Compared to the Index, the Fund suffered as a result of its weaker performing Consumer Discretionary holdings. The Fund’s holdings were up 5%, compared to up 12% for the Index. Missfresh (prior to IPO) and New Oriental Education & Technology Group, a new holding initiated during the period (down 20%), were key detractors. (Furthermore, in July 2021, the Chinese government placed new regulations on New Oriental Education & Technology Group related to after-school tutoring and private educational services, one of which is mandating that it must now be registered as a non-profit organization. This announcement triggered an additional decline to the stock price of New Oriental Education & Technology Group. From June 30, 2021 through the time the position was completely liquidated on July 29, 2021, the stock price declined 72%.)
The Fund’s performance was also hindered because it had no holdings in two of the strongest sectors, Energy and Real Estate.
Another weak performer was Viatris (down 23%) from the Health Care sector. The Fund’s 9% average repurchase agreement (cash) position during the period also hindered relative performance in this strong market environment.

Davis Opportunity Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Opportunity Fund’s principal risks are: stock market risk, common stock risk, foreign country risk, headline risk, large-capitalization companies risk, mid- and small-capitalization companies risk, manager risk, depositary receipts risk, emerging market risk, fees and expenses risk, and foreign currency risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2021, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2021, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 1500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS OPPORTUNITY FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Opportunity Fund Class A versus the Standard & Poor’s 1500® Index over 10 years for an investment made on June 30, 2011

S&P 1500®
DOF-A*
S&P 1500®
$39,170
DOF-A*
$34,365
$50,000
$40,000
$30,000
$20,000
$10,000
$0
06/30/11
06/30/12
06/30/13
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21

Average Annual Total Return for periods ended June 30, 2021

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	54.47%	15.71%	13.69%	11.38%	12/01/94	0.91%	0.91%
Class A - with sales charge	47.13%	14.59%	13.14%	11.18%	12/01/94	0.91%	0.91%
Class C**	52.22%	14.79%	12.96%	8.61%	08/15/97	1.73%	1.73%
Class Y	54.81%	15.97%	13.96%	8.97%	09/18/97	0.68%	0.68%
S&P 1500® Index***	42.12%	17.37%	14.62%	11.04%

The Standard & Poor’s 1500® Index is comprised of the S&P 500®, S&P MidCap 400®, and S&P SmallCap 600® indices, which together represent approximately 90% of U.S. market capitalization. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Davis Opportunity Fund’s performance benefited from IPO purchases in 2013 and 2014. After purchase, the IPOs rapidly increased in value. The Adviser purchases shares intending to benefit from long-term growth of the underlying company; the rapid appreciation of the IPOs were unusual occurrences.

*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge. Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” and “Since Inception” returns for Class C reflects Class A performance for the period after conversion.
***Inception return is from 12/01/94.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS GOVERNMENT BOND FUND

Performance Overview

Davis Government Bond Fund performed roughly in line with the Bloomberg Barclays U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) before taking expenses into account. The net expense ratio for Class A shares was 1.00% during the six-month period ended June 30, 2021 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of (0.49%), versus a (0.09%) return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity of three years or less. The Fund maintained a weighted average maturity of 2.80 years during the period. The Fund remains almost exclusively invested in mortgage-backed securities. The largest position during the period was in collateralized mortgage obligations (average weighting of 49%). During the period, the Fund had a significant weighting (16%) in repurchase agreements. This position was a hindrance to performance.

Davis Government Bond Fund’s investment objective is current income. There can be no assurance that the Fund will achieve its objective. Davis Government Bond Fund’s principal risks are: U.S. government securities risk, repurchase agreement risk, credit risk, changes in debt rating risk, fees and expenses risk, inflation risk, interest rate risk, extension and prepayment risk, and variable current income risk. See the prospectus for a full description of each risk.

Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2021, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2021, unless otherwise noted.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS GOVERNMENT BOND FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Government Bond Fund Class A versus the Bloomberg Barclays U.S. Government 1-3 Year Bond Index
over 10 years for an investment made on June 30, 2011

$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Bloomberg Index
DGBF-A*
Bloomberg Index
$11,294
DGBF-A*
$10,151
06/30/11
06/30/12
06/30/13
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21

Average Annual Total Return for periods ended June 30, 2021

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	(0.71)%	0.76%	0.64%	2.89%	12/01/94	1.15%	1.00%
Class A - with sales charge	(5.43)%	(0.21)%	0.15%	2.70%	12/01/94	1.15%	1.00%
Class C**	(2.26)%	(0.01)%	0.00%	2.14%	08/19/97	2.23%	1.75%
Class Y	(0.27)%	1.03%	0.95%	2.42%	09/01/98	0.98%	0.75%
Bloomberg Barclays U.S. Government 1-3 Year Bond Index***	0.06%	1.61%	1.22%	3.53%

The Bloomberg Barclays U.S. Government 1-3 Year Bond Index measures the investment grade, U.S. dollar-denominated, fixed-rate Treasuries and government-related securities. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge. Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” and “Since Inception” returns for Class C reflects Class A performance for the period after conversion.
***Inception return is from 12/01/94.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL FUND

Performance Overview
Davis Financial Fund outperformed the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the six-month period ended June 30, 2021 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of 26.34%, versus a 15.25% return for the S&P 500®. All sectors1 in the S&P 500® reported positive performance during the period. The sectors within the Index that reported the strongest performance were Energy (up 46%), Financials (up 24%), and Real Estate (up 23%). Each of the five industries within Financials saw positive performance (Banks, Capital Markets, Consumer Finance, Diversified Financial Services, and Insurance). The sectors within the Index that reported the weakest performance were Utilities (up 2%), Consumer Staples (up 5%), and Consumer Discretionary (up 10%).

Contributors to Performance
The Fund’s largest industry weighting during the period was in Banks, which was the top contributor2 to absolute performance. The Fund ended the period with 44% of net assets in this industry. Five of the top ten holdings during the period came from the Bank industry. Wells Fargo3 (up 51%), U.S. Bancorp (up 24%), PNC Financial (up 30%), Bank of America (up 37%), and JPMorgan Chase (up 24%) were all among the top contributors.
The Fund’s Consumer Finance position was also a strong contributor to performance. The Fund benefited from its higher weighting (17% average weight) and its stronger stock selection (up 50%, compared to up 42%). The biggest single contributor to performance was also the largest holding at the end of the period, Capital One Financial. Capital One Financial was up 57% and represented 11.73% of net assets at the end of the period. Another top contributor from this industry was American Express, which was up 38%.
Other top performers during the period were Berkshire Hathaway (up 20%), Charles Schwab (up 38%), and Bank of New York Mellon (up 22%).
Detractors from Performance
There were a number of Bank holdings that hindered Fund performance. M&T Bank (down 11%) and Metro Bank (down 28%) were the top two detractors from performance, respectively. Danske Bank (up 8%) was also a weaker performer. M&T Bank was a new position initiated during the period.
Four of the lowest contributors during the period came from the Insurance industry. The Fund’s holdings underperformed those of the Index (up 13%, compared to up 17%). Greenlight Capital (up 25%), Everest (up 9%), Alleghany (up 10%), and Chubb (up 4%) were among the weaker performing holdings.
Alphabet (down 2%) was another top detractor. The Fund liquidated its position in Alphabet, the only non-financial holding, during the period.
The Fund had an average weighting of 17% of net assets in foreign securities. The Fund’s foreign holdings underperformed the U.S. holdings (up 14%, compared to up 30%).

Davis Financial Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Financial Fund’s principal risks are: stock market risk, common stock risk, financial services risk, credit risk, interest rate sensitivity risk, focused portfolio risk, headline risk, foreign country risk, large-capitalization companies risk, manager risk, depositary receipts risk, fees and expenses risk, foreign currency risk, emerging market risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.

Davis Financial Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
Davis Financial Fund is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund’s portfolio in a few companies, the Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2021, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2021, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Financial Fund Class A versus the
Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2011

$50,000
$40,000
$30,000
$20,000
$10,000
$0
S&P 500®
DFF-A*
S&P 500®
$39,895
DFF-A*
$27,683
06/30/11
06/30/12
06/30/13
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21

Average Annual Total Return for periods ended June 30, 2021

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	64.56%	13.27%	11.25%	11.60%	05/01/91	0.94%	0.94%
Class A - with sales charge	56.74%	12.18%	10.71%	11.43%	05/01/91	0.94%	0.94%
Class C**	62.27%	12.40%	10.49%	7.39%	08/12/97	1.71%	1.71%
Class Y	64.94%	13.53%	11.48%	8.45%	03/10/97	0.70%	0.70%
S&P 500® Index***	40.79%	17.64%	14.83%	10.60%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge. Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” and “Since Inception” returns for Class C reflects Class A performance for the period after conversion.
***Inception return is from 05/01/91.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS APPRECIATION & INCOME FUND

Performance Overview
Davis Appreciation & Income Fund outperformed the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the six-month period ended June 30, 2021 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of 20.65%, versus a 15.25% return for the S&P 500®. All sectors1 in the S&P 500® reported positive performance during the period. The sectors within the Index that reported the strongest performance were Energy (up 46%), Financials (up 24%), and Real Estate (up 23%). The sectors within the Index that reported the weakest performance were Utilities (up 2%), Consumer Staples (up 5%), and Consumer Discretionary (up 10%).

The Fund ended the period with 75% of net assets invested in equities, 14% in fixed-income securities, and 11% in repurchase agreements and cash. The Fund’s fixed-income securities play an important role in building a balanced portfolio with the hope that they might smooth some of the volatility in the stock market for shareholders.
Contributors to Performance
The Fund continued to be significantly overweight in the stronger performing Financials sector (average weighting of 42%, compared to 12%) and thus the primary reason why this sector was the most important contributor2 to performance both on an absolute basis and relative to the Index. The Fund’s equity holdings in Financials outperformed those of the Index (up 28%, versus up 24%). Of the top ten contributors during the period, six were from this sector. Capital One Financial3 (up 57%) was the largest holding at the end of the period, representing 6.88% of net assets. Other contributors included Wells Fargo (up 51%), Berkshire Hathaway (up 20%), U.S. Bancorp (up 24%), American Express (up 38%), and Bank of America (up 37%).
The Fund’s equity holdings in the Information Technology sector were also beneficial to both absolute and relative performance. The Fund’s Information Technology equity holdings outperformed those of the Index (up 34%, compared to up 14%). Applied Materials (up 66%) was the top contributor to performance and third-largest holding at the end of the period, representing 5.96% of net assets. Texas Instruments (up 19%) was also a key performer.
Another equity sector benefiting Fund performance was Communication Services. The Fund’s Communication Services equity holdings outperformed those of the Index (up 39%, versus up 20%). Alphabet (up 43%), the parent company of Google, was a top contributor during the period.
Compared to the Index, the Fund benefited from having no holdings in the two weakest performing sectors (Utilities and Consumer Staples) and a much lower weighting in the next weakest, Consumer Discretionary (average weighting of 5%, compared to 12%).
Johnson Controls (up 49%), an Industrial equity holding, was also a significant performer during the period.
Detractors from Performance
The Fund’s performance was hindered because it had no equity holdings in two of the strongest sectors, Energy and Real Estate.
Compared to the Index, the Fund suffered as a result of its weaker performing equity Health Care holdings. The Fund’s equity holdings were up 2%, compared to up 12% for the Index. Viatris (down 23%) was the overall top detractor from performance.
Other weak equity performers during the period included Markel (down 4%) and Danske Bank (up 8%), both from the Financials sector. Markel was purchased during the period.
Given the strong equity market, the Fund’s relative performance was hindered by its position in fixed-income securities. The Fund’s corporate bond positions in CVS Health and Goldman Sachs slightly detracted from performance, along with a recently liquidated Ginnie Mae mortgage. The Fund’s 5% average repurchase agreement (cash) position during the period also hindered relative performance.

Davis Appreciation & Income Fund’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Appreciation & Income Fund’s principal risks are: stock market risk, common stock risk, headline risk, large-capitalization companies risk, manager risk, preferred stock risk, bonds and other debt securities risk, interest rate risk, variable current income risk, credit risk, convertible securities risk, changes in debt rating risk, extension and prepayment risk, foreign country risk, depositary receipts risk, fees and expenses risk, mid- and small-capitalization companies risk, and high-yield, high-risk debt securities risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2021, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2021, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Appreciation & Income Fund Class A versus the
Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2011

$50,000
$40,000
$30,000
$20,000
$10,000
$0
S&P 500®
DAIF-A*
S&P 500®
$39,895
DAIF-A*
$19,628
06/30/11
06/30/12
06/30/13
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21

Average Annual Total Return for periods ended June 30, 2021

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	44.04%	11.67%	7.49%	8.44%	05/01/92	0.99%	0.99%
Class A - with sales charge	37.20%	10.60%	6.97%	8.27%	05/01/92	0.99%	0.99%
Class C**	41.97%	10.82%	6.80%	6.08%	08/12/97	1.88%	1.75%
Class Y	44.51%	12.04%	7.76%	7.51%	11/13/96	0.67%	0.67%
S&P 500® Index***	40.79%	17.64%	14.83%	10.55%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge. Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” and “Since Inception” returns for Class C reflects Class A performance for the period after conversion.
***Inception return is from 05/01/92.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE FUND

Performance Overview
Davis Real Estate Fund performed in line with the Wilshire U.S. Real Estate Securities Index (“Wilshire Index”) for the six-month period ended June 30, 2021 (the “period”). The Fund delivered a total return of 22.56%, versus a 22.70% return for the Wilshire Index. All sub-industries1 in the Wilshire Index reported positive performance during the period. The sub-industries within the Wilshire Index that reported the strongest performance were Retail REITs (up 49%), Residential REITs (up 27%), and Industrial REITs (up 20%). The sub-industries that reported the weakest performance were Hotels, Resorts & Cruise Lines (up 5%), Diversified REITs (up 12%), and Real Estate Operating Companies (up 14%).

Detractors from Performance
Only two of the Fund’s holdings experienced a negative return for the period; Healthcare Trust of America2 (down 7%), a Health Care REIT purchased during the period, and CyrusOne (down 1%), a Specialized REIT. American Tower (up 2%), purchased at the end of the period, and CoreSite Realty (up 10%) were two other small contributors3 from the Specialized REITs sub-industry.
When compared to the Wilshire Index, the Fund’s holdings in Industrial REITs hindered performance. The Fund was slightly underweight in this sub-industry (14% average weighting, versus 15% for the Wilshire Index) and its holdings underperformed (up 18%, versus up 20%). EastGroup Properties (up 5%) was among the weaker performers and is no longer held in the Fund.

Residential REITs were also an important detractor from relative performance. The Fund was underweight in this strong-performing sub-industry (19% average weighting, versus 21% for the Wilshire Index). Sun Communities (up 5%), a new acquisition during the period, was another weak performer.

The only other sub-industry that detracted relative to the Wilshire Index was Hotel & Resort REITs. The Fund had a higher average weighting than the Wilshire Index (6%, compared to 4%) and the holdings slightly underperformed (up 14%, compared to up 16%). Ryman Hospitality Properties (up 23%) and Sunstone Hotel Investors (up 10%) were among the smallest contributors.

The Fund ended the period with 3.08% of net assets invested in repurchase agreements. The Fund’s 1% average repurchase agreement position during the period hindered relative performance in this strong market environment.

Contributors to Performance
The biggest contribution to performance on an absolute basis during the period came from the Fund’s Retail REITs position. The Fund was overweight in the strongest performing sub-industry (13% average weighting, versus 10% for the Wilshire Index). Simon Property Group (up 55%), Brixmor Property Group (up 42%), and Acadia Realty Trust (up 57%) were among the top contributors.

When compared to the Wilshire Index, the Fund benefited from its holding in Health Care REITs. The Fund had a lower average weighting than the Wilshire Index (8%, compared to 11%) and the holdings outperformed (up 21%, compared to up 16%). An individual contributor was Welltower (up 31%).

As discussed above, the Residential REITs position in the Fund was a detractor on a relative basis. However, Residential REITs made a significant contribution to absolute performance. AvalonBay Communities (up 32%), Essex Property Trust (up 28%), and Equity Residential (up 32%) were all among the strongest performers.

The Fund’s Specialized REITs position was the Fund’s largest sub-industry position with an average weighting of 21%. Public Storage (up 32%) was the second-largest holding at the end of the period (4.88% of net assets) and among the top contributors to performance.

Prologis (up 21%), an Industrial REIT, and Boston Properties (up 23%), an Office REIT, were both significant performers during the period. Prologis was the largest holding at the end of the period, representing 7.06% of net assets.

Davis Real Estate Fund’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Real Estate Fund’s principal risks are: stock market risk, common stock risk, real estate risk, headline risk, large-capitalization companies risk, manager risk, fees and expenses risk, mid- and small-capitalization companies risk, and variable current income risk. See the prospectus for a full description of each risk.

Davis Real Estate Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of the real estate sector more than a fund that does not concentrate its portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2021, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2021, unless otherwise noted.
[1]	The companies included in the Wilshire U.S. Real Estate Securities Index are divided into ten sub-industries.
[2]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

[3]
A company’s or sub-industry’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Real Estate Fund Class A versus the
Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index
 over 10 years for an investment made on June 30, 2011

S&P 500®
Wilshire U.S. Real Estate Securities Index
DREF-A*
S&P 500®
$39,895
Wilshire U.S.
Real Estate
Securities Index
$24,760
DREF-A*
$22,652
$50,000
$40,000
$30,000
$20,000
$10,000
$0
06/30/11
06/30/12
06/30/13
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21

Average Annual Total Return for periods ended June 30, 2021

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	38.13%	7.06%	9.04%	9.61%	01/03/94	0.97%	0.97%
Class A - with sales charge	31.57%	6.02%	8.51%	9.42%	01/03/94	0.97%	0.97%
Class C**	36.02%	6.16%	8.29%	7.78%	08/13/97	1.90%	1.75%
Class Y	38.44%	7.28%	9.28%	9.17%	11/08/96	0.73%	0.73%
S&P 500® Index***	40.79%	17.64%	14.83%	10.55%
Wilshire U.S. Real Estate Securities Index***	37.55%	6.46%	9.49%	10.21%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge. Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” and “Since Inception” returns for Class C reflects Class A performance for the period after conversion.
***Inception return is from 01/03/94.

DAVIS SERIES, INC.	Fund Overview
DAVIS OPPORTUNITY FUND	June 30, 2021 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/21 Net Assets)		(% of 06/30/21 Stock Holdings)

			Fund	S&P 1500®
Common Stock (U.S.)	67.28%	Health Care	20.65%	12.84%
Common Stock (Foreign)	13.08%	Capital Goods	18.94%	6.35%
Preferred Stock (Foreign)	6.36%	Transportation	11.23%	1.95%
Short-Term Investments	14.23%	Banks	10.65%	4.69%
Other Assets & Liabilities	(0.95)%	Information Technology	10.26%	26.29%
	100.00%	Diversified Financials	7.75%	4.97%
		Media & Entertainment	6.68%	8.95%
		Retailing	5.23%	6.94%
		Insurance	4.73%	2.01%
		Consumer Services	1.53%	2.13%
		Food, Beverage & Tobacco	1.26%	2.93%
		Food & Staples Retailing	1.05%	1.26%
		Commercial & Professional Services	0.04%	1.03%
		Other	–	17.66%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/21 Net Assets)

Grab Holdings Inc., Pfd. *	Transportation	6.36%
Wells Fargo & Co.	Banks	5.19%
Capital One Financial Corp.	Consumer Finance	5.00%
Quest Diagnostics Inc.	Health Care Equipment & Services	4.94%
UnitedHealth Group Inc.	Health Care Equipment & Services	4.20%
Cigna Corp.	Health Care Equipment & Services	4.11%
U.S. Bancorp	Banks	4.04%
Alphabet Inc., Class C	Media & Entertainment	3.74%
Owens Corning	Capital Goods	3.67%
DiDi Global Inc., Class A, ADS	Transportation	3.37%

* Grab Holdings Inc., Pfd. holding includes Series F and Series G.

DAVIS SERIES, INC.	Fund Overview
DAVIS GOVERNMENT BOND FUND	June 30, 2021 (Unaudited)

Portfolio Composition		Fixed Income Portfolio Composition
(% of Fund’s 06/30/21 Net Assets)		(% of 06/30/21 Bond Holdings)

Fixed Income	99.42%	Collateralized Mortgage Obligations	61.16%
Short-Term Investments	0.75%	Fannie Mae Mortgage Pools	16.97%
Other Assets & Liabilities	(0.17)%	Ginnie Mae Mortgage Pools	9.51%
	100.00%	Other Agencies	8.43%
		Freddie Mac Mortgage Pools	3.93%
			100.00%

Top 10 Fixed Income Holdings
(% of Fund’s 06/30/21 Net Assets)

Federal Farm Credit Bank, 0.20%, 08/19/22	Other Agencies	8.39%
Freddie Mac, 1.00%, 03/25/51	Collateralized Mortgage Obligations	6.55%
Fannie Mae, 3.57%, 11/01/25, Pool No. BL0533	Fannie Mae Mortgage Pools	6.17%
Ginnie Mae, 1.00%, 06/20/51	Collateralized Mortgage Obligations	5.55%
Ginnie Mae, 2.70%, 06/16/58	Collateralized Mortgage Obligations	4.81%
Ginnie Mae, 4.565%, 04/20/70, Pool No. BT6816	Ginnie Mae Mortgage Pools	4.02%
Fannie Mae, 3.09%, 03/01/24, Pool No. AN5010	Fannie Mae Mortgage Pools	3.95%
Fannie Mae, 0.9015% (1 month LIBOR + 81), 12/25/39	Collateralized Mortgage Obligations	3.68%
Ginnie Mae, 4.70%, 01/20/63, Pool No. AC0934	Ginnie Mae Mortgage Pools	3.59%
Ginnie Mae, 3.50%, 03/16/47	Collateralized Mortgage Obligations	3.57%

DAVIS SERIES, INC.	Fund Overview
DAVIS GOVERNMENT MONEY MARKET FUND	June 30, 2021 (Unaudited)

Portfolio Composition		Maturity Diversification
(% of Fund’s 06/30/21 Net Assets)		(% of 06/30/21 Portfolio Holdings)

Repurchase Agreements	44.35%	0-30 Days	69.88%
Federal Farm Credit Bank	22.03%	31-90 Days	21.78%
Federal Home Loan Bank	16.37%	91-180 Days	7.49%
U.S. Government	6.79%	181-397 Days	0.85%
Fannie Mae	3.95%		100.00%
Other Assets & Liabilities	6.51%
	100.00%

The maturity dates of floating rate securities used in the Maturity Diversification table are considered to be the effective maturities, based on the reset dates of the securities’ variable rates. See the Fund’s Schedule of Investments for a listing of the floating rate securities.

DAVIS SERIES, INC.	Fund Overview
DAVIS FINANCIAL FUND	June 30, 2021 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/21 Net Assets)		(% of 06/30/21 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	82.21%	Banks	47.10%	4.30%
Common Stock (Foreign)	17.12%	Diversified Financials	35.16%	5.13%
Short-Term Investments	0.38%	Insurance	17.74%	1.85%
Other Assets & Liabilities	0.29%	Information Technology	–	27.42%
	100.00%	Health Care	–	12.99%
		Media & Entertainment	–	9.67%
		Retailing	–	7.13%
		Capital Goods	–	5.79%
		Food, Beverage & Tobacco	–	3.00%
		Energy	–	2.85%
		Other	–	19.87%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/21 Net Assets)

Capital One Financial Corp.	Consumer Finance	11.73%
JPMorgan Chase & Co.	Banks	6.86%
Wells Fargo & Co.	Banks	6.20%
U.S. Bancorp	Banks	6.09%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	5.75%
Bank of America Corp.	Banks	5.60%
American Express Co.	Consumer Finance	5.34%
PNC Financial Services Group, Inc.	Banks	5.18%
Bank of New York Mellon Corp.	Capital Markets	5.13%
Markel Corp.	Property & Casualty Insurance	4.92%

DAVIS SERIES, INC.	Fund Overview
DAVIS APPRECIATION & INCOME FUND	June 30, 2021 (Unaudited)

Asset Allocation		Equity Industry Weightings
(% of Fund’s 06/30/21 Net Assets)		(% of 06/30/21 Stock Holdings)

			Fund	S&P 500®
Equities	74.99%	Diversified Financials	24.70%	5.13%
Fixed Income	13.93%	Banks	22.99%	4.30%
Short-Term Investments	11.16%	Information Technology	22.08%	27.42%
Other Assets & Liabilities	(0.08)%	Media & Entertainment	10.59%	9.67%
	100.00%	Insurance	7.18%	1.85%
		Retailing	5.95%	7.13%
		Health Care	4.44%	12.99%
		Capital Goods	2.07%	5.79%
		Food, Beverage & Tobacco	–	3.00%
		Energy	–	2.85%
		Materials	–	2.60%
		Real Estate	–	2.58%
		Other	–	14.69%
			100.00%	100.00%

Equity Portfolio Composition		Top 10 Equity Holdings
(% of Fund’s 06/30/21 Stock Holdings)		(% of Fund’s 06/30/21 Net Assets)

Common Stock (U.S.)	87.87%	Capital One Financial Corp.	6.88%
Common Stock (Foreign)	12.13%	Berkshire Hathaway Inc., Class B	6.24%
	100.00%	Applied Materials, Inc.	5.96%
		Alphabet Inc., Class C	5.91%
		Wells Fargo & Co.	5.11%
		Amazon.com, Inc.	4.47%
		Texas Instruments Inc.	4.07%
		Intel Corp.	3.72%
		DNB Bank ASA	2.97%
		Microsoft Corp.	2.80%

Fixed Income Portfolio Composition		Top 5 Fixed Income Holdings
(% of Fund’s 06/30/21 Bond Holdings)		(% of Fund’s 06/30/21 Net Assets)

Corporate Bonds	69.35%	Goldman Sachs Group, Inc., Sr. Notes, 0.841% (SOFR
Mortgages	30.65%	+ 81), 03/09/27	1.61%
	100.00%	Verizon Communications Inc., Sr. Notes, 1.118%
		(3 month LIBOR + 100), 03/16/22	1.55%
		Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13	1.45%
		Capital One N.A., Sr. Notes, 1.3355% (3 month
		LIBOR + 115), 01/30/23	1.29%
		Brean Asset Backed Securities Trust, Series
		2021-RM1, Class A, 144A, 1.40%, 10/25/63	1.08%

DAVIS SERIES, INC.	Fund Overview
DAVIS REAL ESTATE FUND	June 30, 2021 (Unaudited)

Portfolio Composition		Sub-Industry Weightings
(% of Fund’s 06/30/21 Net Assets)		(% of 06/30/21 Stock Holdings)

				Wilshire U.S.
				Real Estate
			Fund	Securities Index
Common Stock	96.66%	Specialized REITs	21.85%	23.79%
Short-Term Investments	3.08%	Residential REITs	20.30%	21.79%
Other Assets & Liabilities	0.26%	Office REITs	15.36%	11.26%
	100.00%	Industrial REITs	14.44%	15.08%
		Retail REITs	12.58%	10.74%
		Health Care REITs	8.91%	10.78%
		Hotel & Resort REITs	5.92%	3.71%
		Leisure Facilities	0.64%	–
		Diversified REITs	–	2.37%
		Real Estate Operating Companies	–	0.25%
		Hotels, Resorts & Cruise Lines	–	0.23%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/21 Net Assets)

Prologis, Inc.	Industrial REITs	7.06%
Public Storage	Specialized REITs	4.88%
Equinix, Inc.	Specialized REITs	4.15%
Essex Property Trust, Inc.	Residential REITs	3.92%
Welltower Inc.	Health Care REITs	3.92%
AvalonBay Communities, Inc.	Residential REITs	3.89%
Simon Property Group, Inc.	Retail REITs	3.81%
Rexford Industrial Realty, Inc.	Industrial REITs	3.51%
Brixmor Property Group, Inc.	Retail REITs	3.42%
Terreno Realty Corp.	Industrial REITs	3.39%

DAVIS SERIES, INC.	Expense Example (Unaudited)

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for each class is for the six-month period ended June 30, 2021.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

DAVIS SERIES, INC.	Expense Example (Unaudited) – (Continued)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21-06/30/21)
Davis Opportunity Fund
Class A (annualized expense ratio 0.91%**)
Actual	$1,000.00	$1,242.70	$5.06
Hypothetical	$1,000.00	$1,020.28	$4.56
Class C (annualized expense ratio 1.73%**)
Actual	$1,000.00	$1,237.30	$9.60
Hypothetical	$1,000.00	$1,016.22	$8.65
Class Y (annualized expense ratio 0.68%**)
Actual	$1,000.00	$1,243.80	$3.78
Hypothetical	$1,000.00	$1,021.42	$3.41
Davis Government Bond Fund
Class A (annualized expense ratio 1.00%**)
Actual	$1,000.00	$995.09	$4.95
Hypothetical	$1,000.00	$1,019.84	$5.01
Class C (annualized expense ratio 1.75%**)
Actual	$1,000.00	$992.58	$8.65
Hypothetical	$1,000.00	$1,016.12	$8.75
Class Y (annualized expense ratio 0.75%**)
Actual	$1,000.00	$998.21	$3.72
Hypothetical	$1,000.00	$1,021.08	$3.76
Davis Government Money Market Fund
Class A, C, and Y (annualized expense ratio 0.03%**)
Actual	$1,000.00	$1,000.22	$0.15
Hypothetical	$1,000.00	$1,024.65	$0.15
Davis Financial Fund
Class A (annualized expense ratio 0.94%**)
Actual	$1,000.00	$1,263.37	$5.28
Hypothetical	$1,000.00	$1,020.13	$4.71
Class C (annualized expense ratio 1.71%**)
Actual	$1,000.00	$1,258.54	$9.58
Hypothetical	$1,000.00	$1,016.31	$8.55
Class Y (annualized expense ratio 0.70%**)
Actual	$1,000.00	$1,264.72	$3.93
Hypothetical	$1,000.00	$1,021.32	$3.51
Davis Appreciation & Income Fund
Class A (annualized expense ratio 0.99%**)
Actual	$1,000.00	$1,206.53	$5.42
Hypothetical	$1,000.00	$1,019.89	$4.96
Class C (annualized expense ratio 1.75%**)
Actual	$1,000.00	$1,202.02	$9.55
Hypothetical	$1,000.00	$1,016.12	$8.75
Class Y (annualized expense ratio 0.67%**)
Actual	$1,000.00	$1,208.57	$3.67
Hypothetical	$1,000.00	$1,021.47	$3.36
Davis Real Estate Fund
Class A (annualized expense ratio 0.97%**)
Actual	$1,000.00	$1,225.64	$5.35
Hypothetical	$1,000.00	$1,019.98	$4.86
Class C (annualized expense ratio 1.75%**)
Actual	$1,000.00	$1,220.93	$9.64
Hypothetical	$1,000.00	$1,016.12	$8.75
Class Y (annualized expense ratio 0.73%**)
Actual	$1,000.00	$1,226.98	$4.03
Hypothetical	$1,000.00	$1,021.17	$3.66

Hypothetical assumes 5% annual return before expenses.
*Expenses are equal to each Class’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
**The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	June 30, 2021 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (80.36%)
COMMUNICATION SERVICES – (5.80%)
Media & Entertainment – (5.80%)
Alphabet Inc., Class C *	10,570	$26,491,803
ASAC II L.P. *(a)(b)	116,129	118,707
Facebook, Inc., Class A *	10,503	3,651,998
IAC/InterActiveCorp *	46,000	7,091,820
Vimeo, Inc. *	74,681	3,659,369
	Total Communication Services	41,013,697
CONSUMER DISCRETIONARY – (5.86%)
Consumer Services – (1.33%)
New Oriental Education & Technology Group, Inc., ADR (China)*(c)	1,147,830	9,400,728
Retailing – (4.53%)
Alibaba Group Holding Ltd., ADR (China)*	34,800	7,891,944
Amazon.com, Inc. *	2,878	9,900,781
Quotient Technology Inc. *	653,953	7,069,232
Vroom, Inc. *	172,090	7,203,687
		32,065,644
	Total Consumer Discretionary	41,466,372
CONSUMER STAPLES – (2.00%)
Food & Staples Retailing – (0.91%)
Missfresh Ltd., Class B, ADS (China)*(a)	829,023	6,453,944
Food, Beverage & Tobacco – (1.09%)
Darling Ingredients Inc. *	114,390	7,721,325
	Total Consumer Staples	14,175,269
FINANCIALS – (20.06%)
Banks – (9.23%)
U.S. Bancorp	502,540	28,629,704
Wells Fargo & Co.	810,781	36,720,271
		65,349,975
Diversified Financials – (6.72%)
Consumer Finance – (5.00%)
Capital One Financial Corp.	228,900	35,408,541
Diversified Financial Services – (1.72%)
Berkshire Hathaway Inc., Class B *	43,793	12,170,951
		47,579,492
Insurance – (4.11%)
Life & Health Insurance – (1.89%)
AIA Group Ltd. (Hong Kong)	1,077,000	13,385,688
Property & Casualty Insurance – (2.22%)
Markel Corp. *	13,196	15,659,825
		29,045,513
	Total Financials	141,974,980
HEALTH CARE – (17.91%)
Health Care Equipment & Services – (15.24%)
Cigna Corp.	122,662	29,079,480
CVS Health Corp.	81,829	6,827,812
Humana Inc.	16,395	7,258,394
Quest Diagnostics Inc.	265,013	34,973,766

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	June 30, 2021 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
UnitedHealth Group Inc.	74,225	$29,722,659
		107,862,111
Pharmaceuticals, Biotechnology & Life Sciences – (2.67%)
Viatris Inc.	1,321,430	18,883,235
	Total Health Care	126,745,346
INDUSTRIALS – (19.83%)
Capital Goods – (16.43%)
Carrier Global Corp.	438,106	21,291,951
Eaton Corp. PLC	75,677	11,213,818
Ferguson PLC (United Kingdom)	64,985	9,034,322
Johnson Controls International plc	185,152	12,706,982
Owens Corning	265,610	26,003,219
Raytheon Technologies Corp.	225,614	19,247,130
Schneider Electric SE (France)	106,520	16,758,294
		116,255,716
Commercial & Professional Services – (0.03%)
China Index Holdings Ltd., ADR (China)*	112,058	225,237
Transportation – (3.37%)
DiDi Global Inc., Class A, ADS (China)*(a)	1,875,208	23,863,897
	Total Industrials	140,344,850
INFORMATION TECHNOLOGY – (8.90%)
Semiconductors & Semiconductor Equipment – (4.88%)
Applied Materials, Inc.	98,490	14,024,976
Intel Corp.	184,500	10,357,830
Texas Instruments Inc.	52,892	10,171,131
		34,553,937
Software & Services – (4.02%)
Clear Secure, Inc. *	115,330	4,613,200
DXC Technology Co. *	47,950	1,867,173
Microsoft Corp.	18,279	4,951,781
Oracle Corp.	99,500	7,745,080
SAP SE, ADR (Germany)	39,545	5,554,491
VMware, Inc., Class A *	23,130	3,700,106
		28,431,831
	Total Information Technology	62,985,768
TOTAL COMMON STOCK – (Identified cost $330,797,222)		568,706,282
PREFERRED STOCK – (6.36%)
INDUSTRIALS – (6.36%)
Transportation – (6.36%)
Grab Holdings Inc., Series F (Singapore)*(a)(b)	2,911,103	30,362,804
Grab Holdings Inc., Series G (Singapore)*(a)(b)	1,406,824	14,673,174
	Total Industrials	45,035,978
TOTAL PREFERRED STOCK – (Identified cost $21,825,243)		45,035,978

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	June 30, 2021 (Unaudited)

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (14.23%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.04%, 07/01/21, dated 06/30/21, repurchase value of $21,094,023 (collateralized by: U.S. Government agency obligation in a pooled cash account, 2.875%, 10/15/21, total market value $21,515,880)	$21,094,000	$21,094,000
StoneX Financial Inc. Joint Repurchase Agreement, 0.04%, 07/01/21, dated 06/30/21, repurchase value of $58,543,065 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.50%, 08/01/21-05/20/71, total market value $59,713,860)	58,543,000	58,543,000
Truist Securities, Inc. Joint Repurchase Agreement, 0.04%, 07/01/21, dated 06/30/21, repurchase value of $21,094,023 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-2.50%, 06/01/31-02/01/51, total market value $21,515,880)	21,094,000	21,094,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $100,731,000)		100,731,000
Total Investments – (100.95%) – (Identified cost $453,353,465)		714,473,260
Liabilities Less Other Assets – (0.95%)		(6,757,988)
	Net Assets – (100.00%)	$707,715,272

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.

(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.

(c)	Subsequent Event – See Note 7 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	June 30, 2021 (Unaudited)

	Principal	Value (Note 1)
MORTGAGES – (91.03%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (60.80%)
Fannie Mae, 0.4415% (1 month LIBOR + 35), 07/25/37 (a)	$17,351	$17,487
Fannie Mae, 3.50%, 01/25/39	406,606	419,841
Fannie Mae, 0.9015% (1 month LIBOR + 81), 12/25/39 (a)	964,213	986,603
Fannie Mae, 0.4915% (1 month LIBOR + 40), 09/25/40 (a)	443,773	444,919
Fannie Mae, 3.00%, 04/25/41	431,951	447,496
Fannie Mae, 2.00%, 12/25/42	333,509	341,821
Fannie Mae, 2.50%, 07/25/47	299,552	312,722
Freddie Mac, 4.00%, 06/15/26	252,271	261,111
Freddie Mac, 2.00%, 06/15/28	475,863	478,717
Freddie Mac, 2.50%, 01/15/29	229,152	236,628
Freddie Mac, 0.5729% (1 month LIBOR + 50), 08/15/40 (a)	147,914	149,029
Freddie Mac, 2.00%, 11/15/40	74,983	75,135
Freddie Mac, 0.4229% (1 month LIBOR + 35), 09/15/43 (a)	258,377	260,106
Freddie Mac, 1.00%, 03/25/51	1,772,335	1,756,577
Freddie Mac Multifamily Structured Pass-Through, 2.522%, 01/25/23	808,191	825,584
Freddie Mac Multifamily Structured Pass-Through, 0.5359% (1 month LIBOR + 45), 06/25/23 (a)	53,404	53,481
Freddie Mac Multifamily Structured Pass-Through, 3.527%, 10/25/23	365,000	388,214
Freddie Mac Multifamily Structured Pass-Through, 0.5159% (1 month LIBOR + 43), 01/25/24 (a)	633,248	630,551
Freddie Mac Multifamily Structured Pass-Through, 2.689%, 12/25/24	565,640	587,169
Ginnie Mae, 6.3021%, 06/20/31	306,277	330,265
Ginnie Mae, 3.00%, 12/20/37	20,849	21,017
Ginnie Mae, 4.00%, 09/20/39	42,358	44,741
Ginnie Mae, 3.00%, 10/20/39	155,115	157,003
Ginnie Mae, 5.278%, 04/16/41	24,216	24,612
Ginnie Mae, 1.00%, 12/20/42	86,805	84,024
Ginnie Mae, 3.50%, 03/16/47	908,965	958,776
Ginnie Mae, 2.40%, 10/16/50	582,536	608,027
Ginnie Mae, 1.00%, 06/20/51	1,500,000	1,490,157
Ginnie Mae, 2.70%, 06/16/58	1,263,436	1,291,573
Ginnie Mae, 0.7273% (1 month LIBOR + 62), 09/20/64 (a)	780,004	777,989
Ginnie Mae, 3.00%, 03/20/69	565,186	589,522
Ginnie Mae, 2.50%, 07/20/69	574,305	593,334
Ginnie Mae, 2.25%, 08/20/69	649,809	673,475
Total Collateralized Mortgage Obligations		16,317,706
FANNIE MAE POOLS – (16.87%)
2.887%, 04/01/23, Pool No. AL6578	144,722	148,289
3.60%, 09/01/23, Pool No. AM4265	318,672	333,544
3.09%, 03/01/24, Pool No. AN5010	1,000,000	1,059,807
3.57%, 11/01/25, Pool No. BL0533	1,500,000	1,654,948
4.00%, 05/01/29, Pool No. AL7358	544,669	579,808
2.00%, 08/01/30, Pool No. AX9709	282,597	292,212
3.50%, 03/01/32, Pool No. MA1010	394,544	419,938
6.50%, 07/01/32, Pool No. 635069	8,153	8,812

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	June 30, 2021 (Unaudited)

	Principal	Value (Note 1)
MORTGAGES – (CONTINUED)
FANNIE MAE POOLS – (CONTINUED)
6.00%, 09/01/37, Pool No. 888796	$25,326	$29,136
	Total Fannie Mae Pools	4,526,494
FREDDIE MAC POOLS – (3.90%)
3.00%, 09/01/27, Pool No. U70063	258,234	271,260
2.50%, 09/01/31, Pool No. G18611	742,037	776,519
	Total Freddie Mac Pools	1,047,779
GINNIE MAE POOLS – (9.46%)
4.797%, 12/20/61, Pool No. 756740	3,712	4,058
4.639%, 01/20/63, Pool No. AC0942	467,102	493,126
4.70%, 01/20/63, Pool No. AC0934	905,370	963,146
4.565%, 04/20/70, Pool No. BT6816	998,358	1,077,992
	Total Ginnie Mae Pools	2,538,322
TOTAL MORTGAGES – (Identified cost $24,094,465)		24,430,301
OTHER AGENCIES – (8.39%)
Federal Farm Credit Bank, 0.20%, 08/19/22	2,250,000	2,250,342
TOTAL OTHER AGENCIES – (Identified cost $2,250,236)		2,250,342
SHORT-TERM INVESTMENTS – (0.75%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.04%, 07/01/21, dated 06/30/21, repurchase value of $42,000 (collateralized by: U.S. Government agency obligations in a pooled cash account, 3.625%-8.875%, 04/15/28-04/15/30, total market value $42,840)	42,000	42,000
StoneX Financial Inc. Joint Repurchase Agreement, 0.04%, 07/01/21, dated 06/30/21, repurchase value of $117,000 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.50%, 08/01/21-05/20/71, total market value $119,340)	117,000	117,000
Truist Securities, Inc. Joint Repurchase Agreement, 0.04%, 07/01/21, dated 06/30/21, repurchase value of $42,000 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 1.50%, 06/01/31, total market value $42,840)	42,000	42,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $201,000)		201,000
Total Investments – (100.17%) – (Identified cost $26,545,701)		26,881,643
Liabilities Less Other Assets – (0.17%)		(45,427)
	Net Assets – (100.00%)	$26,836,216

LIBOR: London Inter-Bank Offered Rate

(a)	The interest rates on floating rate securities, shown as of June 30, 2021, may change daily or less frequently and are based on a published reference rate and basis point spread.

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	June 30, 2021 (Unaudited)

	Principal	Value (Note 1)
FANNIE MAE – (3.95%)
1.375%, 10/07/21	$314,000	$315,110
0.40% (SOFR + 35), 04/07/22 (a)	2,713,000	2,720,172
2.25%, 04/12/22	1,150,000	1,169,556
0.23% (SOFR + 18), 05/13/22 (a)	1,000,000	1,001,496
0.24% (SOFR + 19), 05/27/22 (a)	600,000	600,992
TOTAL FANNIE MAE – (Identified cost $5,807,326)		5,807,326
FEDERAL FARM CREDIT BANK – (22.03%)
0.0746% (1 month LIBOR + 0), 07/16/21 (a)	969,000	969,001
0.175% (1 month LIBOR + 8), 07/26/21 (a)	650,000	650,037
2.85%, 09/20/21	210,000	211,292
0.191% (1 month LIBOR + 10), 10/22/21 (a)	1,000,000	1,000,525
0.0856% (3 month LIBOR – 9), 11/02/21 (a)	5,000,000	4,999,974
0.1159% (1 month LIBOR + 3), 11/02/21 (a)	1,700,000	1,700,500
0.1909% (1 month LIBOR + 10.5), 11/02/21 (a)	7,000,000	7,003,301
0.21% (1 month LIBOR + 13), 11/05/21 (a)	2,237,000	2,238,268
0.0546% (1 month LIBOR – 2), 11/16/21 (a)	5,000,000	4,999,900
0.1559% (3 month LIBOR + 0), 11/16/21 (a)	660,000	660,269
0.0446% (3 month LIBOR – 9), 11/30/21 (a)	5,000,000	5,000,000
0.1626% (1 month LIBOR + 9), 12/13/21 (a)	2,995,000	2,996,652
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $32,429,719)		32,429,719
FEDERAL HOME LOAN BANK – (16.37%)
0.071% (3 month LIBOR – 10.5), 08/04/21 (a)	14,025,000	14,025,321
0.07% (3 month LIBOR – 8), 08/24/21 (a)	4,075,000	4,075,253
2.375%, 09/10/21	1,000,000	1,004,459
0.065% (SOFR + 1.5), 12/10/21 (a)	5,000,000	5,000,000
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $24,105,033)		24,105,033
U.S. GOVERNMENT – (6.79%)
U.S. Treasury Bill, 0.035%, 12/09/21 (b)	10,000,000	9,998,435
TOTAL U.S. GOVERNMENT – (Identified cost $9,998,435)		9,998,435
REPURCHASE AGREEMENTS – (44.35%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.04%, 07/01/21, dated 06/30/21, repurchase value of $13,675,015 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-2.00%, 08/24/21-02/15/29, total market value $13,948,500)	13,675,000	13,675,000
StoneX Financial Inc. Joint Repurchase Agreement, 0.04%, 07/01/21, dated 06/30/21, repurchase value of $37,952,042 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.50%, 08/01/21-05/20/71, total market value $38,711,040)	37,952,000	37,952,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	June 30, 2021 (Unaudited)

	Principal	Value (Note 1)
REPURCHASE AGREEMENTS – (CONTINUED)
Truist Securities, Inc. Joint Repurchase Agreement, 0.04%, 07/01/21, dated 06/30/21, repurchase value of $13,675,015 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-2.50%, 06/01/31-07/01/51, total market value $13,948,500)	$13,675,000	$13,675,000
TOTAL REPURCHASE AGREEMENTS – (Identified cost $65,302,000)		65,302,000
	Total Investments – (93.49%) – (Identified cost $137,642,513)	137,642,513
	Other Assets Less Liabilities – (6.51%)	9,585,197
	Net Assets – (100.00%)	$147,227,710

LIBOR: London Inter-Bank Offered Rate

SOFR: Secured Overnight Financing Rate

(a)
The interest rates on floating rate securities, shown as of June 30, 2021, may change daily or less frequently and are based on a published reference rate and basis point spread. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

(b) Zero coupon bonds reflect the effective yield on the date of purchase.

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	June 30, 2021 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (99.33%)
FINANCIALS – (99.33%)
Banks – (46.78%)
Banks – (44.22%)
Bank of America Corp.	1,362,680	$56,183,297
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	783,132	27,762,029
Danske Bank A/S (Denmark)	1,721,380	30,289,700
DBS Group Holdings Ltd. (Singapore)	1,826,334	40,487,110
DNB Bank ASA (Norway)	1,530,780	33,353,000
JPMorgan Chase & Co.	442,664	68,851,959
M&T Bank Corp.	63,740	9,262,059
Metro Bank PLC (United Kingdom)*	1,688,800	2,340,789
PNC Financial Services Group, Inc.	272,456	51,973,707
U.S. Bancorp	1,072,888	61,122,429
Wells Fargo & Co.	1,373,669	62,213,469
		443,839,548
Thrifts & Mortgage Finance – (2.56%)
Rocket Companies, Inc., Class A	1,331,600	25,766,460
		469,606,008
Diversified Financials – (34.93%)
Capital Markets – (12.11%)
Bank of New York Mellon Corp.	1,004,651	51,468,271
Charles Schwab Corp.	444,928	32,395,208
Julius Baer Group Ltd. (Switzerland)	576,854	37,644,360
		121,507,839
Consumer Finance – (17.07%)
American Express Co.	324,342	53,591,029
Capital One Financial Corp.	761,021	117,722,338
		171,313,367
Diversified Financial Services – (5.75%)
Berkshire Hathaway Inc., Class A *	138	57,766,938
		350,588,144
Insurance – (17.62%)
Property & Casualty Insurance – (13.19%)
Chubb Ltd.	297,418	47,271,617
Loews Corp.	654,776	35,783,508
Markel Corp. *	41,611	49,380,190
		132,435,315
Reinsurance – (4.43%)
Alleghany Corp. *	45,390	30,278,307
Everest Re Group, Ltd.	32,741	8,251,059
Greenlight Capital Re, Ltd., Class A *	645,850	5,896,611
		44,425,977
		176,861,292
	Total Financials	997,055,444
TOTAL COMMON STOCK – (Identified cost $596,744,909)		997,055,444

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	June 30, 2021 (Unaudited)

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (0.38%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.04%, 07/01/21, dated 06/30/21, repurchase value of $795,001 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-3.625%, 11/15/21-04/15/28, total market value $810,900)	$795,000	$795,000
StoneX Financial Inc. Joint Repurchase Agreement, 0.04%, 07/01/21, dated 06/30/21, repurchase value of $2,206,002 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.50%, 08/01/21-05/20/71, total market value $2,250,120)	2,206,000	2,206,000
Truist Securities, Inc. Joint Repurchase Agreement, 0.04%, 07/01/21, dated 06/30/21, repurchase value of $795,001 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 2.00%, 06/01/51, total market value $810,900)	795,000	795,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,796,000)		3,796,000
Total Investments – (99.71%) – (Identified cost $600,540,909)		1,000,851,444
Other Assets Less Liabilities – (0.29%)		2,878,730
	Net Assets – (100.00%)	$1,003,730,174

*	Non-income producing security.

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	June 30, 2021 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (74.99%)
COMMUNICATION SERVICES – (7.94%)
Media & Entertainment – (7.94%)
Alphabet Inc., Class C *	5,136	$12,872,459
Facebook, Inc., Class A *	12,722	4,423,567
	Total Communication Services	17,296,026
CONSUMER DISCRETIONARY – (4.47%)
Retailing – (4.47%)
Amazon.com, Inc. *	2,826	9,721,892
	Total Consumer Discretionary	9,721,892
FINANCIALS – (41.14%)
Banks – (17.24%)
Bank of America Corp.	101,200	4,172,476
Danske Bank A/S (Denmark)	234,720	4,130,174
DBS Group Holdings Ltd. (Singapore)	208,925	4,631,556
DNB Bank ASA (Norway)	296,530	6,460,866
JPMorgan Chase & Co.	33,233	5,169,061
U.S. Bancorp	32,635	1,859,216
Wells Fargo & Co.	245,548	11,120,869
		37,544,218
Diversified Financials – (18.52%)
Capital Markets – (2.79%)
Bank of New York Mellon Corp.	118,600	6,075,878
Consumer Finance – (9.49%)
American Express Co.	34,405	5,684,738
Capital One Financial Corp.	96,831	14,978,788
		20,663,526
Diversified Financial Services – (6.24%)
Berkshire Hathaway Inc., Class B *	48,926	13,597,514
		40,336,918
Insurance – (5.38%)
Life & Health Insurance – (2.11%)
AIA Group Ltd. (Hong Kong)	368,960	4,585,686
Property & Casualty Insurance – (3.27%)
Chubb Ltd.	25,165	3,999,725
Markel Corp. *	2,640	3,132,914
		7,132,639
		11,718,325
	Total Financials	89,599,461
HEALTH CARE – (3.33%)
Health Care Equipment & Services – (2.64%)
Quest Diagnostics Inc.	43,500	5,740,695
Pharmaceuticals, Biotechnology & Life Sciences – (0.69%)
Viatris Inc.	105,740	1,511,025
	Total Health Care	7,251,720
INDUSTRIALS – (1.56%)
Capital Goods – (1.56%)
Carrier Global Corp.	27,319	1,327,703
Johnson Controls International plc	29,977	2,057,322
	Total Industrials	3,385,025

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2021 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (16.55%)
Semiconductors & Semiconductor Equipment – (13.75%)
Applied Materials, Inc.	91,198	$12,986,595
Intel Corp.	144,340	8,103,248
Texas Instruments Inc.	46,083	8,861,761
		29,951,604
Software & Services – (2.80%)
Microsoft Corp.	22,511	6,098,230
	Total Information Technology	36,049,834
TOTAL COMMON STOCK – (Identified cost $106,067,219)		163,303,958
CORPORATE BONDS – (9.66%)
COMMUNICATION SERVICES – (2.01%)
Telecommunication Services – (2.01%)
AT&T Inc., Sr. Notes, 1.1338% (3 month LIBOR + 95), 07/15/21 (a)	$1,000,000	1,000,355
Verizon Communications Inc., Sr. Notes, 1.118% (3 month LIBOR + 100), 03/16/22 (a)	3,350,000	3,373,182
	Total Communication Services	4,373,537
FINANCIALS – (4.35%)
Diversified Financials – (4.35%)
Capital Markets – (1.61%)
Goldman Sachs Group, Inc., Sr. Notes, 0.841% (SOFR + 81), 03/09/27 (a)	3,500,000	3,499,228
Consumer Finance – (1.29%)
Capital One N.A., Sr. Notes, 1.3355% (3 month LIBOR + 115), 01/30/23 (a)	2,800,000	2,815,927
Mortgage Real Estate Investment Trusts (REITs) – (1.45%)
Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (b)	10,210,000	3,165,100
	Total Financials	9,480,255
HEALTH CARE – (2.29%)
Health Care Equipment & Services – (1.40%)
CVS Health Corp., Sr. Notes, 5.00%, 12/01/24	2,000,000	2,248,783
CVS Health Corp., Sr. Notes, 3.875%, 07/20/25	725,000	800,756
		3,049,539
Pharmaceuticals, Biotechnology & Life Sciences – (0.89%)
Viatris Inc., Sr. Notes, 144A, 2.70%, 06/22/30 (c)	1,925,000	1,948,077
	Total Health Care	4,997,616
INDUSTRIALS – (1.01%)
Capital Goods – (1.01%)
General Electric Co., Sr. Notes, 1.1838% (3 month LIBOR + 100), 04/15/23 (a)	2,165,000	2,189,114
	Total Industrials	2,189,114
TOTAL CORPORATE BONDS – (Identified cost $25,241,270)		21,040,522
MORTGAGES – (4.27%)
Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 144A, 1.40%, 10/25/63 (c)	2,470,460	2,357,924
Fannie Mae, 4.50%, 10/01/33, Pool No. AL8809	1,213,457	1,328,235
Freddie Mac, 2.00%, 10/25/40	747,453	763,616
Freddie Mac, 5.00%, 06/01/44, Pool No. G60660	1,321,774	1,523,955

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2021 (Unaudited)

	Principal	Value (Note 1)
MORTGAGES – (CONTINUED)
Ginnie Mae, Series 2020-H16, 1.3434% (1 month LIBOR + 125), 09/20/70 (a)	$1,956,699	$2,027,307
IMS Ecuadorian Mortgage Trust, Series 2021-1, 144A, 3.40%, 08/18/43 (c)	1,250,000	1,296,875
TOTAL MORTGAGES – (Identified cost $9,113,393)		9,297,912
SHORT-TERM INVESTMENTS – (11.16%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.04%, 07/01/21, dated 06/30/21, repurchase value of $5,091,006 (collateralized by: U.S. Government agency obligations in a pooled cash account, 1.625%-8.875%, 04/15/29-11/15/50, total market value $5,192,820)	5,091,000	5,091,000
StoneX Financial Inc. Joint Repurchase Agreement, 0.04%, 07/01/21, dated 06/30/21, repurchase value of $14,128,016 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.50%, 08/01/21-05/20/71, total market value $14,410,560)	14,128,000	14,128,000
Truist Securities, Inc. Joint Repurchase Agreement, 0.04%, 07/01/21, dated 06/30/21, repurchase value of $5,091,006 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-2.50%, 06/01/31-06/01/51, total market value $5,192,820)	5,091,000	5,091,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $24,310,000)		24,310,000
Total Investments – (100.08%) – (Identified cost $164,731,882)		217,952,392
Liabilities Less Other Assets – (0.08%)		(170,448)
	Net Assets – (100.00%)	$217,781,944

LIBOR: London Inter-Bank Offered Rate

SOFR: Secured Overnight Financing Rate

*	Non-income producing security.

(a)	The interest rates on floating rate securities, shown as of June 30, 2021, may change daily or less frequently and are based on a published reference rate and basis point spread.

(b)	This security is in default and is not accruing income. The interest rate shown is the original, contractual interest rate. See Note 1 of the Notes to Financial Statements.

(c)
These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $5,602,876 or 2.57% of the Fund’s net assets as of June 30, 2021.

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	June 30, 2021 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (96.66%)
CONSUMER DISCRETIONARY – (0.61%)
Consumer Services – (0.61%)
Leisure Facilities – (0.61%)
Six Flags Entertainment Corp. *	32,820	$1,420,450
Total Consumer Discretionary		1,420,450
REAL ESTATE – (96.05%)
Equity Real Estate Investment Trusts (REITs) – (96.05%)
Health Care REITs – (8.61%)
Healthcare Trust of America, Inc.	75,630	2,019,321
Healthpeak Properties, Inc.	136,170	4,533,099
Ventas, Inc.	75,190	4,293,349
Welltower Inc.	109,200	9,074,520
		19,920,289
Hotel & Resort REITs – (5.72%)
Host Hotels & Resorts Inc. *	442,531	7,562,855
Ryman Hospitality Properties, Inc. *	14,480	1,143,341
Sunstone Hotel Investors, Inc. *	365,470	4,539,137
		13,245,333
Industrial REITs – (13.96%)
Prologis, Inc.	136,740	16,344,532
Rexford Industrial Realty, Inc.	142,378	8,108,427
Terreno Realty Corp.	121,589	7,844,923
		32,297,882
Office REITs – (14.85%)
Alexandria Real Estate Equities, Inc.	29,573	5,380,511
Boston Properties, Inc.	43,856	5,025,459
Cousins Properties, Inc.	145,919	5,366,901
Douglas Emmett, Inc.	128,390	4,316,472
Highwoods Properties, Inc.	76,040	3,434,727
Hudson Pacific Properties, Inc.	229,270	6,378,291
SL Green Realty Corp.	28,745	2,299,600
Vornado Realty Trust	46,437	2,167,215
		34,369,176
Residential REITs – (19.63%)
American Campus Communities, Inc.	145,781	6,810,888
American Homes 4 Rent, Class A	113,270	4,400,539
AvalonBay Communities, Inc.	43,168	9,008,730
Camden Property Trust	31,255	4,146,601
Equity Residential	93,935	7,232,995
Essex Property Trust, Inc.	30,264	9,079,503
Sun Communities, Inc.	13,520	2,317,328
UDR, Inc.	49,410	2,420,102
		45,416,686
Retail REITs – (12.16%)
Acadia Realty Trust	145,681	3,199,155
Brixmor Property Group, Inc.	346,100	7,922,229
Federal Realty Investment Trust	41,149	4,821,428
Retail Opportunity Investments Corp.	191,814	3,387,435

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	June 30, 2021 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Retail REITs – (Continued)
Simon Property Group, Inc.	67,516	$8,809,488
		28,139,735
Specialized REITs – (21.12%)
American Tower Corp.	8,810	2,379,933
CoreSite Realty Corp.	20,040	2,697,384
CyrusOne Inc.	66,050	4,723,896
Digital Realty Trust, Inc.	41,245	6,205,723
Equinix, Inc.	11,980	9,615,148
Extra Space Storage Inc.	29,037	4,756,841
Life Storage, Inc.	48,120	5,165,682
Public Storage	37,591	11,303,238
VICI Properties Inc.	65,340	2,026,847
		48,874,692
	Total Real Estate	222,263,793
TOTAL COMMON STOCK – (Identified cost $162,729,675)		223,684,243
SHORT-TERM INVESTMENTS – (3.08%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.04%, 07/01/21, dated 06/30/21, repurchase value of $1,495,002 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.00%, 10/14/21, total market value $1,524,900)	$1,495,000	1,495,000
StoneX Financial Inc. Joint Repurchase Agreement, 0.04%, 07/01/21, dated 06/30/21, repurchase value of $4,149,005 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.50%, 08/01/21-05/20/71, total market value $4,231,980)	4,149,000	4,149,000
Truist Securities, Inc. Joint Repurchase Agreement, 0.04%, 07/01/21, dated 06/30/21, repurchase value of $1,495,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-2.50%, 06/01/31-07/01/51, total market value $1,524,900)	1,495,000	1,495,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $7,139,000)		7,139,000
Total Investments – (99.74%) – (Identified cost $169,868,675)		230,823,243
Other Assets Less Liabilities – (0.26%)		590,970
	Net Assets – (100.00%)	$231,414,213

*	Non-income producing security.

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Assets and Liabilities
At June 30, 2021 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments):
Unaffiliated investments	$613,742,260	$26,680,643	$72,340,513	$997,055,444	$193,642,392	$223,684,243
Repurchase agreements	100,731,000	201,000	65,302,000	3,796,000	24,310,000	7,139,000
Cash	864	3,301	531	593	316	693
Receivables:
Capital stock sold	295,631	98,767	10,525,188	1,182,633	7,809	214,202
Dividends and interest	406,258	50,761	23,585	1,762,474	127,075	642,222
Investment securities sold	–	–	–	2,235,707	–	–
Prepaid expenses	5,772	389	1,651	10,774	2,138	2,799
Due from Adviser	–	4,915	64,845	–	420	330
Total assets	715,181,785	27,039,776	148,258,313	1,006,043,625	218,090,150	231,683,489
LIABILITIES:
Payables:
Capital stock redeemed	911,401	156,195	924,480	1,367,765	110,778	45,441
Distributions payable	–	2,301	225	–	–	–
Investment securities purchased	5,914,248	–	–	–	–	–
Accrued custodian fees	50,000	10,150	29,500	58,450	20,021	17,900
Accrued distribution and service plan fees	118,671	8,084	–	215,688	38,885	41,184
Accrued investment advisory fees	376,366	7,712	43,814	536,799	109,578	118,457
Accrued transfer agent fees	88,944	9,314	26,240	132,570	23,335	34,432
Other accrued expenses	6,883	9,804	6,344	2,179	5,609	11,862
Total liabilities	7,466,513	203,560	1,030,603	2,313,451	308,206	269,276
NET ASSETS	$707,715,272	$26,836,216	$147,227,710	$1,003,730,174	$217,781,944	$231,414,213
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$152,264	$49,911	$1,472,277	$181,450	$40,720	$48,162
Additional paid-in capital	399,275,839	31,155,715	145,723,210	558,039,936	164,881,150	175,967,589
Distributable earnings (losses)	308,287,169	(4,369,410)	32,223	445,508,788	52,860,074	55,398,462
Net Assets	$707,715,272	$26,836,216	$147,227,710	$1,003,730,174	$217,781,944	$231,414,213
*Including:
Cost of unaffiliated investments	$352,622,465	$26,344,701	$72,340,513	$596,744,909	$140,421,882	$162,729,675
Cost of repurchase agreements	100,731,000	201,000	65,302,000	3,796,000	24,310,000	7,139,000

DAVIS SERIES, INC.	Statements of Assets and Liabilities – (Continued)
At June 30, 2021 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund		Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
CLASS A SHARES:
Net assets	$346,116,093	$24,127,227		$140,664,503	$449,466,925	$123,496,482	$137,402,801
Shares outstanding	7,595,949	4,489,791		140,664,503	8,098,050	2,313,386	2,875,164
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$45.57	$5.37		$1.00	$55.50	$53.38	$47.79
Maximum offering price per share (100/95.25 of net asset value)†	$47.84	$5.64	$	NA	$58.27	$56.04	$50.17
CLASS C SHARES:
Net assets	$19,983,247	$609,039		$1,674,818	$79,908,749	$3,344,920	$3,760,691
Shares outstanding	575,597	113,740		1,674,818	1,807,945	62,601	78,709
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$34.72	$5.35		$1.00	$44.20	$53.43	$47.78
CLASS Y SHARES:
Net assets	$341,615,932	$2,099,950		$4,888,389	$474,354,500	$90,940,542	$90,250,721
Shares outstanding	7,054,864	387,594		4,888,389	8,238,976	1,696,036	1,862,304
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$48.42	$5.42		$1.00	$57.57	$53.62	$48.46

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Operations
For the six months ended June 30, 2021 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
INVESTMENT INCOME:
Income:
Dividends*	$3,536,859	$–	$–	$9,011,896	$1,183,719	$2,901,206
Interest	10,805	165,569	48,536	7,685	208,129	1,747
Net securities lending fees	–	–	–	114,913	–	–
Total income	3,547,664	165,569	48,536	9,134,494	1,391,848	2,902,953
Expenses:
Investment advisory fees (Note 3)	1,661,846	44,343	200,042	2,524,654	556,218	571,601
Custodian fees	50,277	10,087	29,687	59,367	20,282	17,742
Transfer agent fees:
Class A	140,863	29,731	72,594	201,545	66,069	80,928
Class C	12,462	3,621	1,093	41,096	5,422	4,719
Class Y	89,440	2,974	3,492	211,713	11,926	34,286
Audit fees	12,880	9,373	12,305	17,595	12,880	17,020
Legal fees	4,603	234	1,002	6,978	1,547	1,607
Accounting fees (Note 3)	11,502	1,002	3,000	16,998	4,002	4,998
Reports to shareholders	9,500	2,250	1,875	21,270	3,360	5,850
Directors’ fees and expenses	32,502	3,361	8,431	49,557	12,484	12,813
Registration and filing fees	33,000	23,625	28,500	51,250	23,880	25,500
Excise tax expense (Note 1)	–	–	1,525	–	–	–
Miscellaneous	18,494	9,280	7,169	24,518	12,536	12,253
Distribution and service plan fees (Note 3):
Class A	353,749	28,551	–	492,500	137,547	122,542
Class C	100,261	6,874	–	377,374	22,629	18,278
Total expenses	2,531,379	175,306	370,715	4,096,415	890,782	930,137
Reimbursement/waiver of expenses by Adviser (Note 3):
Class A	–	(19,190)	(330,294)	–	–	–
Class C	–	(3,285)	(4,974)	–	(2,935)	(2,785)
Class Y	–	(2,455)	(15,889)	–	–	–
Net expenses	2,531,379	150,376	19,558	4,096,415	887,847	927,352
Net investment income	1,016,285	15,193	28,978	5,038,079	504,001	1,975,601
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	39,954,046	46,132	–	29,685,943	9,632,036	5,603,908
Foreign currency transactions	2,701	–	–	2,885	(1,251)	186
Net realized gain	39,956,747	46,132	–	29,688,828	9,630,785	5,604,094
Net increase (decrease) in unrealized appreciation	78,842,539	(169,628)	–	165,336,657	27,242,338	34,757,225
Net realized and unrealized gain (loss) on investments and foreign currency transactions	118,799,286	(123,496)	–	195,025,485	36,873,123	40,361,319
Net increase (decrease) in net assets resulting from operations	$119,815,571	$(108,303)	$28,978	$200,063,564	$37,377,124	$42,336,920

*Net of foreign taxes withheld of	$56,361	$–	$–	$499,230	$79,835	$–

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Changes in Net Assets
For the six months ended June 30, 2021 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
OPERATIONS:
Net investment income	$1,016,285	$15,193	$28,978	$5,038,079	$504,001	$1,975,601
Net realized gain from investments and foreign currency transactions	39,956,747	46,132	–	29,688,828	9,630,785	5,604,094
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	78,842,539	(169,628)	–	165,336,657	27,242,338	34,757,225
Net increase (decrease) in net assets resulting from operations	119,815,571	(108,303)	28,978	200,063,564	37,377,124	42,336,920
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	–	(65,917)	(27,377)	–	(208,076)	(809,122)
Class C	–	–	(388)	–	–	(9,194)
Class Y	–	(7,907)	(1,213)	–	(278,395)	(607,065)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	(10,285,663)	(2,759,588)	4,109,744	5,101,879	(2,777,101)	(6,128,275)
Class C	(3,149,360)	(1,183,864)	(396,830)	(2,912,606)	(2,159,825)	(541,032)
Class Y	96,568,057	147,879	(2,387,794)	35,132,437	2,988,982	5,926,515
Total increase (decrease) in net assets	202,948,605	(3,977,700)	1,325,120	237,385,274	34,942,709	40,168,747
NET ASSETS:
Beginning of period	504,766,667	30,813,916	145,902,590	766,344,900	182,839,235	191,245,466
End of period	$707,715,272	$26,836,216	$147,227,710	$1,003,730,174	$217,781,944	$231,414,213

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Changes in Net Assets
For the year ended December 31, 2020

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
OPERATIONS:
Net investment income	$1,423,196	$201,124	$319,773	$10,560,682	$1,562,002	$2,825,187
Net realized gain (loss) from investments and foreign currency transactions	30,433,407	–	–	38,407,041	(8,783,014)	(14,381,045)
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	28,851,884	239,887	–	(156,092,580)	13,402,792	(14,559,541)
Net increase (decrease) in net assets resulting from operations	60,708,487	441,011	319,773	(107,124,857)	6,181,780	(26,115,399)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(8,181,766)	(247,680)	(303,007)	(19,055,050)	(859,630)	(2,200,348)
Class C	(603,307)	(2,112)	(5,106)	(3,877,730)	(5,874)	(41,320)
Class Y	(5,707,317)	(24,896)	(11,660)	(19,135,185)	(780,369)	(1,470,388)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	(44,325,327)	2,680,800	(5,105,711)	(50,585,207)	(14,093,155)	(22,659,809)
Class C	(8,270,250)	991,915	(159,285)	(29,567,679)	(3,498,085)	(2,027,450)
Class Y	(10,897,748)	(226,769)	2,362,587	(80,596,340)	(1,835,095)	(22,179,931)
Total increase (decrease) in net assets	(17,277,228)	3,612,269	(2,902,409)	(309,942,048)	(14,890,428)	(76,694,645)
NET ASSETS:
Beginning of year	522,043,895	27,201,647	148,804,999	1,076,286,948	197,729,663	267,940,111
End of year	$504,766,667	$30,813,916	$145,902,590	$766,344,900	$182,839,235	$191,245,466

See Notes to Financial Statements

DAVIS SERIES, INC.	Statement of Cash Flows
For the six months ended June 30, 2021 (Unaudited)

Davis Opportunity Fund
CASH FLOW FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$119,815,571
Adjustments to reconcile net increase in net assets from operations to net cash from operating activities:
Purchase of investment securities	(85,988,467)
Proceeds from sales of investment securities	75,267,829
Short-term investment securities, net	(79,528,000)
Net realized gain on investment transactions	(39,954,046)
Net increase in unrealized appreciation on investment transactions	(78,842,539)
Change in assets:
Dividends and interest	(197,204)
Investment securities sold	4,404
Decrease in other assets	10,836
Change in liabilities:
Investment securities purchased	5,900,981
Increase in other liabilities	197,221
Net cash from operating activities	(83,313,414)
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from shares sold	165,669,758
Payments on shares redeemed	(82,355,975)
Net cash from financing activities	83,313,783
Net increase in cash	369
Cash, beginning balance	495
Cash, ending balance	$864

See Notes to Financial Statements

DAVIS SERIES, INC.	Notes to Financial Statements
June 30, 2021 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis Series, Inc. (a Maryland corporation) (“Company”), is registered under the Investment Company Act of 1940 (“1940 Act”) as amended, as an open-end management investment company. The Company follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund are diversified under the 1940 Act. Davis Financial Fund is non-diversified under the 1940 Act. The Company operates as a series issuing shares of common stock in the following six funds (collectively “Funds”):

Davis Opportunity Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities, and may invest in both domestic and foreign issuers.

Davis Government Bond Fund seeks to achieve current income. It invests in debt securities which are obligations of, or which are guaranteed by, the U.S. Government, its agencies or instrumentalities.

Davis Government Money Market Fund seeks to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity.

The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share. There can be no guarantee that the Fund will be successful in maintaining a $1.00 share price.

It invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively “U.S. Government Securities”), and repurchase agreements collateralized by U.S. Government Securities. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The Fund’s portfolio maintains a dollar-weighted average maturity of sixty days or less.

Davis Financial Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities and will concentrate investments in companies principally engaged in the banking, insurance, and financial service industries.

Davis Appreciation & Income Fund seeks to achieve total return through a combination of growth and income. Under normal circumstances, the Fund invests in a diversified portfolio of common stock, preferred stock, and fixed income securities, which could consist of both investment grade and high-yield, high-risk debt securities (“junk bonds”). The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of June 30, 2021, the value of defaulted securities amounted to $3,165,100 (cost: $7,650,174) or 1.45% of the Fund’s net assets.

Davis Real Estate Fund seeks to achieve total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of any of its series will be achieved. The COVID-19 pandemic has caused market disruptions on a global scale and the long-term impact is uncertain. The aforementioned disruptions may adversely affect the value and liquidity of the Funds’ investments and thus performance of the Funds.

The Company accounts separately for the assets, liabilities, and operations of each Fund. Each Fund offers Class A, Class C, and Class Y shares. Class A shares are sold with a front-end sales charge, except for shares of Davis Government Money Market Fund, which are sold at net asset value. Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Effective May 1, 2021, Class C shares automatically convert to Class A shares after 8 years. Any existing Class C shares held longer than 8 years as of May 1, 2021 converted in May 2021. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge upon redemption. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All expenses for Davis Government Money Market Fund are allocated evenly across all classes of shares based upon the relative portion of net assets represented by each class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2021 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2021 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2021 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$40,894,990	$–	$–	$–	$17,296,026	$–
Consumer Discretionary	41,466,372	–	–	–	9,721,892	1,420,450
Consumer Staples	7,721,325	–	–	–	–	–
Financials	141,974,980	–	–	997,055,444	89,599,461	–
Health Care	126,745,346	–	–	–	7,251,720	–
Industrials	116,480,953	–	–	–	3,385,025	–
Information Technology	62,985,768	–	–	–	36,049,834	–
Real Estate	–	–	–	–	–	222,263,793
Total Level 1	538,269,734	–	–	997,055,444	163,303,958	223,684,243
Level 2 – Other Significant
Observable Inputs:
Common Stock:
Consumer Staples	6,453,944	–	–	–	–	–
Industrials	23,863,897	–	–	–	–	–
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Long-term	–	2,250,342	–	–	–	–
Short-term	–	–	72,340,513	–	–	–
Corporate Bonds	–	–	–	–	21,040,522	–
Mortgages	–	24,430,301	–	–	9,297,912	–
Short-Term Investments	100,731,000	201,000	65,302,000	3,796,000	24,310,000	7,139,000
Total Level 2	131,048,841	26,881,643	137,642,513	3,796,000	54,648,434	7,139,000
Level 3 – Significant Unobservable
Inputs:
Common Stock:
Communication Services	118,707	–	–	–	–	–
Preferred Stock:
Industrials	45,035,978	–	–	–	–	–
Total Level 3	45,154,685	–	–	–	–	–
Total Investments	$714,473,260	$26,881,643	$137,642,513	$1,000,851,444	$217,952,392	$230,823,243

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2021 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2021. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at June 30, 2021 for Davis Opportunity Fund was $21,157,691*. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

	Beginning Balance at January 1, 2021	Cost of Purchases		Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)*	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3**	Ending Balance at June 30, 2021
Davis Opportunity Fund
Investments in Securities:
Common Stock	$118,858		$–	$–	$(151)	$–	$–	$–	$118,707
Preferred Stock	54,652,969		–	–	26,698,249	–	–	(36,315,240)	45,035,978
Total Level 3	$54,771,827		$–	$–	$26,698,098	$–	$–	$(36,315,240)	$45,154,685

* Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities still held at June 30, 2021, may be due to investments no longer held or categorized as Level 3 at period end.

** During the period ended June 30, 2021, certain securities fair valued at $36,315,240 transferred out of Level 3 because observable market data became available for the securities.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	June 30, 2021	Technique	Input(s)	Amount	an Increase in Input
Davis Opportunity Fund
Investments in Securities:
Common Stock	$118,707	Discounted Cash Flow	Annualized Yield	1.366%	Decrease

Preferred Stock	45,035,978	Market Approach	Transaction Price Discount for Uncertainty	$13.03 20%	Increase Decrease

Total Level 3	$45,154,685

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds’ investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2021 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Funds.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income tax is required. Davis Government Money Market Fund incurred a 2020 excise tax liability of $1,525 during the six months ended June 30, 2021. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2021, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2017.

Capital losses will be carried forward to future years if not offset by gains. At December 31, 2020, the Funds had available for federal income tax purposes unused capital loss carryforwards with no expiration as follows:

	Capital Loss Carryforwards
		Davis
	Davis	Appreciation	Davis
	Government	& Income	Real Estate
	Bond Fund	Fund	Fund
Character
Short-term	$2,745,502	$1,114,888	$2,317,533
Long-term	1,946,333	8,576,067	9,755,437
Total	$4,691,835	$9,690,955	$12,072,970

At June 30, 2021, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Unrealized appreciation	$267,770,891	$369,239	$–	$417,784,872	$59,474,049	$62,918,377
Unrealized depreciation	(7,824,876)	(33,297)	–	(18,521,733)	(6,393,176)	(4,363,474)
Net unrealized appreciation	$259,946,015	$335,942	$–	$399,263,139	$53,080,873	$58,554,903
Aggregate cost	$454,527,245	$26,545,701	$137,642,513	$601,588,305	$164,871,519	$172,268,340

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2021 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, corporate actions, paydowns on fixed income securities, foreign currency transactions, Directors’ deferred compensation, net operating losses, passive foreign investment company shares, partnership income, and equalization. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2021 (Unaudited)

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the six months ended June 30, 2021 were as follows:

				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Cost of purchases	$85,988,467	$9,226,162	$86,650,232	$18,654,145	$20,844,923
Proceeds from sales	75,267,829	1,822,570	46,302,738	32,640,585	27,727,960

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

All officers of the Funds (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

As of June 30, 2021, related shareholders with greater than 20% of outstanding shares were as follows:

Davis Government	Davis Appreciation
Money Market Fund	& Income Fund
39%	28%

Investment activities of these shareholders could have a material impact on the Funds.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The annual rate for Davis Opportunity Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund is 0.55% of the average net assets for each Fund. The annual rate for Davis Government Bond Fund and Davis Government Money Market Fund is 0.30% of the average net assets for each Fund.

Transfer Agent and Accounting Fees - DST Asset Manager Solutions, Inc. is the Funds’ primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain transfer agent and accounting services.

	Six months ended June 30, 2021 (Unaudited)
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money	Financial	& Income	Real Estate
	Fund	Bond Fund	Market Fund	Fund	Fund	Fund
Transfer agent fees paid to Adviser	$29,093	$3,942	$8,242	$51,453	$9,354	$14,223
Accounting fees paid to Adviser	11,502	1,002	3,000	16,998	4,002	4,998

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2021 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)

Reimbursement and Waivers of Expenses - The Adviser is contractually committed to reimburse Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund expenses to the extent necessary to cap total annual operating expenses (Class A shares, 1.00%; Class C shares, 1.75%; Class Y shares, 0.75%) until May 1, 2022. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to these Funds. The expense cap cannot be terminated prior to that date without the consent of the Board of Directors. The Adviser is contractually committed to waive fees and/or reimburse Davis Government Money Market Fund expenses such that net investment income will not be less than zero until May 1, 2022. Reimbursement and waivers of expenses during the six months ended June 30, 2021 were as follows:

			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money	Financial	& Income	Real Estate
	Fund	Bond Fund	Market Fund	Fund	Fund	Fund
Class A	$–	$19,190	$330,294	$–	$–	$–
Class C	–	3,285	4,974	–	2,935	2,785
Class Y	–	2,455	15,889	–	–	–

The Adviser may recapture from the assets of Davis Government Money Market Fund any of the operating expenses it has reimbursed (but not any of the advisory fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs. Any potential recovery is limited to an amount such that (i) the Fund’s net investment income will not be less than zero for any class of shares; and (ii) may not exceed 0.10% of net assets (ten basis points) in any calendar year. This recapture could negatively affect the Fund’s future yield. As of June 30, 2021, reimbursed amounts eligible for recapture were as follows:

Expiring
12/31/2024
Amount eligible for recapture	$151,115

Distribution and Service Plan Fees - The Funds have adopted separate Distribution Plans (“12b-1 Plans”) for Class A and Class C shares. Under the 12b-1 Plans, the Funds (other than Davis Government Money Market Fund) reimburse Davis Distributors, LLC (“Distributor”), the Funds’ Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. Each of the Funds (other than Davis Government Money Market Fund) pays the Distributor a 12b-1 fee on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc., which currently is 1.00%. The Funds pay the 12b-1 fee on Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold.

	Six months ended June 30, 2021 (Unaudited)
	Davis	Davis	Davis	Davis	Davis
	Opportunity	Government	Financial	Appreciation &	Real Estate
	Fund	Bond Fund	Fund	Income Fund	Fund
Distribution fees:
Class C	$75,196	$5,156	$283,030	$16,972	$13,709
Service fees:
Class A	353,749	28,551	492,500	137,547	122,542
Class C	25,065	1,718	94,344	5,657	4,569

The shareholders of Davis Government Money Market Fund have adopted a Distribution Plan in accordance with Rule 12b-1, which does not provide for any amounts to be paid directly to the Distributor as either compensation or reimbursement for distributing shares of the Fund, but does authorize the use of the advisory fee to the extent such fee may be considered to be indirectly financing any activity or expense which is primarily intended to result in the sale of Fund shares.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2021 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)

Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Funds. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Class A shares of the Funds (other than Davis Government Money Market Fund) are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.

Class C shares of the Funds are sold and redeemed at net asset value. A CDSC of 1.00% is imposed upon redemption of certain Class C shares (other than Davis Government Money Market Fund) within the first year of the original purchase.

The Distributor received commissions earned on sales of Class A shares of the Funds (other than Davis Government Money Market Fund) of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class C shares of the Funds (other than Davis Government Money Market Fund) are re-allowed to qualified selling dealers.

	Six months ended June 30, 2021 (Unaudited)
				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Class A commissions retained by the Distributor	$7,079	$326	$27,866	$1,555	$3,696
Class A commissions re-allowed to investment dealers	38,078	1,635	192,735	8,539	21,540
Total commissions earned on sales of Class A	$45,157	$1,961	$220,601	$10,094	$25,236
Class C commission advances by the Distributor	$10,306	$4	$69,363	$180	$1,172
Class C CDSCs received by the Distributor	136	5	2,926	66	109

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2021 (Unaudited)

NOTE 4 - CAPITAL STOCK

At June 30, 2021, there were 10 billion shares of capital stock ($0.01 par value per share) authorized, of which 450 million shares each are designated to Davis Opportunity Fund, Davis Financial Fund, and Davis Appreciation & Income Fund, 350 million shares each are designated to Davis Government Bond Fund and Davis Real Estate Fund, and 4.6 billion shares are designated to Davis Government Money Market Fund. Transactions in capital stock were as follows:

	Six months ended June 30, 2021 (Unaudited)
	Sold		Reinvestment of Distributions	Redeemed		Net Increase (Decrease)
Davis Opportunity Fund
Shares: Class A	413,291	*	–	(676,260)		(262,969)
Class C	33,910		–	(130,491)	*	(96,581)
Class Y	3,028,881		–	(1,051,882)		1,976,999
Value: Class A	$18,351,706	*	$–	$(28,637,369)		$(10,285,663)
Class C	1,154,513		–	(4,303,873)	*	(3,149,360)
Class Y	146,179,937		–	(49,611,880)		96,568,057

Davis Government Bond Fund
Shares: Class A	395,453	*	11,424	(919,544)		(512,667)
Class C	12,000		–	(232,788)	*	(220,788)
Class Y	97,062		1,446	(71,457)		27,051
Value: Class A	$2,132,415	*	$61,522	$(4,953,525)		$(2,759,588)
Class C	64,603		–	(1,248,467)	*	(1,183,864)
Class Y	528,300		7,851	(388,272)		147,879

Davis Government Money Market Fund
Shares: Class A	127,835,548	*	26,737	(123,752,541)		4,109,744
Class C	88,391		388	(485,609)	*	(396,830)
Class Y	1,119,900		1,213	(3,508,907)		(2,387,794)
Value: Class A	$127,835,548	*	$26,737	$(123,752,541)		$4,109,744
Class C	88,391		388	(485,609)	*	(396,830)
Class Y	1,119,900		1,213	(3,508,907)		(2,387,794)

Davis Financial Fund
Shares: Class A	879,205	*	–	(807,308)		71,897
Class C	177,574		–	(251,840)	*	(74,266)
Class Y	2,189,084		–	(1,588,977)		600,107
Value: Class A	$47,059,477	*	$–	$(41,957,598)		$5,101,879
Class C	7,432,176		–	(10,344,782)	*	(2,912,606)
Class Y	121,694,692		–	(86,562,255)		35,132,437

Davis Appreciation & Income Fund
Shares: Class A	67,707	*	3,746	(131,801)		(60,348)
Class C	823		–	(42,166)	*	(41,343)
Class Y	83,343		5,181	(32,933)		55,591
Value: Class A	$3,491,788	*	$193,122	$(6,462,011)		$(2,777,101)
Class C	40,464		–	(2,200,289)	*	(2,159,825)
Class Y	4,350,047		269,264	(1,630,329)		2,988,982

Davis Real Estate Fund
Shares: Class A	88,045	*	13,291	(247,047)		(145,711)
Class C	3,491		201	(16,183)	*	(12,491)
Class Y	218,963		12,001	(107,576)		123,388
Value: Class A	$3,851,909	*	$610,169	$(10,590,353)		$(6,128,275)
Class C	162,590		9,194	(712,816)	*	(541,032)
Class Y	10,035,882		561,435	(4,670,802)		5,926,515

* Includes Class C to Class A conversions as disclosed in Note 1 of the Notes to Financial Statements.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2021 (Unaudited)

NOTE 4 - CAPITAL STOCK – (CONTINUED)

	Year ended December 31, 2020
	Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Davis Opportunity Fund
Shares: Class A	407,749	211,428	(2,051,667)	(1,432,490)
Class C	48,156	21,663	(413,550)	(343,731)
Class Y	2,602,567	145,747	(2,880,665)	(132,351)
Value: Class A	$12,512,167	$7,582,133	$(64,419,627)	$(44,325,327)
Class C	1,116,306	594,653	(9,981,209)	(8,270,250)
Class Y	73,124,979	5,548,593	(89,571,320)	(10,897,748)

Davis Government Bond Fund
Shares: Class A	2,749,794	42,833	(2,299,546)	493,081
Class C	363,400	370	(180,552)	183,218
Class Y	111,954	4,526	(157,724)	(41,244)
Value: Class A	$14,904,474	$232,314	$(12,455,988)	$2,680,800
Class C	1,968,178	2,002	(978,265)	991,915
Class Y	612,164	24,734	(863,667)	(226,769)

Davis Government Money Market Fund
Shares: Class A	243,436,467	295,713	(248,837,891)	(5,105,711)
Class C	1,255,059	5,106	(1,419,450)	(159,285)
Class Y	7,891,000	11,660	(5,540,073)	2,362,587
Value: Class A	$243,436,467	$295,713	$(248,837,891)	$(5,105,711)
Class C	1,255,059	5,106	(1,419,450)	(159,285)
Class Y	7,891,000	11,660	(5,540,073)	2,362,587

Davis Financial Fund
Shares: Class A	956,666	389,198	(2,719,322)	(1,373,458)
Class C	178,980	109,423	(1,274,539)	(986,136)
Class Y	2,812,472	396,582	(5,324,601)	(2,115,547)
Value: Class A	$36,586,977	$16,692,707	$(103,864,891)	$(50,585,207)
Class C	5,555,853	3,753,201	(38,876,733)	(29,567,679)
Class Y	110,788,779	17,624,076	(209,009,195)	(80,596,340)

Davis Appreciation & Income Fund
Shares: Class A	167,177	21,330	(552,431)	(363,924)
Class C	9,957	144	(101,139)	(91,038)
Class Y	56,124	20,059	(125,270)	(49,087)
Value: Class A	$6,348,264	$798,266	$(21,239,685)	$(14,093,155)
Class C	373,804	5,481	(3,877,370)	(3,498,085)
Class Y	2,210,951	756,130	(4,802,176)	(1,835,095)

Davis Real Estate Fund
Shares: Class A	256,728	46,679	(900,901)	(597,494)
Class C	12,423	1,140	(69,776)	(56,213)
Class Y	557,056	35,813	(1,201,758)	(608,889)
Value: Class A	$9,274,084	$1,651,186	$(33,585,079)	$(22,659,809)
Class C	478,986	41,028	(2,547,464)	(2,027,450)
Class Y	20,860,726	1,273,708	(44,314,365)	(22,179,931)

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2021 (Unaudited)

NOTE 5 - SECURITIES LOANED

Davis Opportunity Fund and Davis Financial Fund have entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Funds receive fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2021, the Funds did not have any securities on loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 6 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities in Davis Opportunity Fund amounted to $75,472,526 or 10.66% of the Fund’s net assets as of June 30, 2021. Information regarding restricted securities is as follows:

Fund	Security	Initial Acquisition Date	Units/Shares	Cost per Unit/Share	Valuation per Unit/Share as of June 30, 2021
Davis Opportunity Fund	ASAC II L.P.	10/10/13	116,129	$1.00	$1.0222

Davis Opportunity Fund	DiDi Global Inc., Class A, ADS	06/30/21	1,875,208	$7.5885	$12.726

Davis Opportunity Fund	Grab Holdings Inc., Series F, Pfd.	08/24/16	2,911,103	$4.8191	$10.43

Davis Opportunity Fund	Grab Holdings Inc., Series G, Pfd.	08/02/17	1,406,824	$5.5419	$10.43

Davis Opportunity Fund	Missfresh Ltd., Class B, ADS	06/25/21	829,023	$12.8529	$7.785

NOTE 7 - SUBSEQUENT EVENT

On July 24, 2021, the Chinese government placed new regulations on companies providing after-school tutoring and private educational services, including Davis Opportunity Fund holding New Oriental Education & Technology Group, Inc., ADR. The General Office of the Communist Party of China Central Committee, along with the General Office of the State Council, has mandated that institutions offering tuition covering school curriculum must now be registered as non-profit organizations. Furthermore, registered Academic AST (After-school Tutoring) Institutions will have to adhere to government approval-based curriculum regimes, refrain from using foreign capital investments, and ban foreign ownership. The announcement of these new regulations triggered a decline to the stock price of New Oriental Education & Technology Group, Inc., ADR. From June 30, 2021 through the time the position was completely liquidated on July 29, 2021, the stock price declined 72%.

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Opportunity Fund Class A:
Six months ended June 30, 2021[e]	$36.67	$0.05	$8.85	$8.90
Year ended December 31, 2020	$33.47	$0.08	$4.18	$4.26
Year ended December 31, 2019	$28.10	$0.12	$7.01	$7.13
Year ended December 31, 2018	$37.01	$0.11	$(4.91)	$(4.80)
Year ended December 31, 2017	$30.90	$0.01	$7.10	$7.11
Year ended December 31, 2016	$27.45	$0.01	$4.20	$4.21
Davis Opportunity Fund Class C:
Six months ended June 30, 2021[e]	$28.06	$(0.09)	$6.75	$6.66
Year ended December 31, 2020	$25.90	$(0.14)	$3.20	$3.06
Year ended December 31, 2019	$22.14	$(0.10)	$5.49	$5.39
Year ended December 31, 2018	$30.36	$(0.14)	$(3.97)	$(4.11)
Year ended December 31, 2017	$25.66	$(0.21)	$5.87	$5.66
Year ended December 31, 2016	$23.08	$(0.18)	$3.52	$3.34
Davis Opportunity Fund Class Y:
Six months ended June 30, 2021[e]	$38.93	$0.12	$9.37	$9.49
Year ended December 31, 2020	$35.47	$0.17	$4.44	$4.61
Year ended December 31, 2019	$29.70	$0.21	$7.40	$7.61
Year ended December 31, 2018	$38.77	$0.21	$(5.17)	$(4.96)
Year ended December 31, 2017	$32.32	$0.10	$7.44	$7.54
Year ended December 31, 2016	$28.61	$0.07	$4.40	$4.47
Davis Government Bond Fund Class A:
Six months ended June 30, 2021[e]	$5.41	$–[g]	$(0.03)	$(0.03)
Year ended December 31, 2020	$5.37	$0.04	$0.05	$0.09
Year ended December 31, 2019	$5.29	$0.08	$0.09	$0.17
Year ended December 31, 2018	$5.33	$0.05	$(0.03)	$0.02
Year ended December 31, 2017	$5.35	$0.01	$–	$0.01
Year ended December 31, 2016	$5.40	$0.01	$(0.02)	$(0.01)
Davis Government Bond Fund Class C:
Six months ended June 30, 2021[e]	$5.39	$(0.02)	$(0.02)	$(0.04)
Year ended December 31, 2020	$5.36	$(0.01)	$0.05	$0.04
Year ended December 31, 2019	$5.28	$0.04	$0.09	$0.13
Year ended December 31, 2018	$5.31	$–[g]	$(0.02)	$(0.02)
Year ended December 31, 2017	$5.35	$(0.03)	$(0.01)	$(0.04)
Year ended December 31, 2016	$5.40	$(0.03)	$(0.02)	$(0.05)
Davis Government Bond Fund Class Y:
Six months ended June 30, 2021[e]	$5.45	$0.01	$(0.02)	$(0.01)
Year ended December 31, 2020	$5.41	$0.05	$0.05	$0.10
Year ended December 31, 2019	$5.34	$0.10	$0.07	$0.17
Year ended December 31, 2018	$5.37	$0.06	$(0.02)	$0.04
Year ended December 31, 2017	$5.40	$0.03	$(0.02)	$0.01
Year ended December 31, 2016	$5.44	$0.03	$(0.02)	$0.01

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$–	$–	$–	$–	$45.57	24.27%	$346,116	0.91%[f]	0.91%[f]	0.26%[f]	14%
$(0.16)	$(0.90)	$–	$(1.06)	$36.67	12.79%	$288,208	0.94%	0.94%	0.24%	17%
$(0.13)	$(1.63)	$–	$(1.76)	$33.47	25.49%	$310,954	0.93%	0.93%	0.38%	15%
$–	$(4.11)	$–	$(4.11)	$28.10	(13.50)%	$290,970	0.94%	0.94%	0.28%	44%
$(0.04)	$(0.96)	$–	$(1.00)	$37.01	23.09%	$325,410	0.95%	0.95%	0.03%	18%
$–	$(0.76)	$–	$(0.76)	$30.90	15.26%	$277,040	0.95%	0.95%	0.03%	61%

$–	$–	$–	$–	$34.72	23.73%	$19,983	1.73%[f]	1.73%[f]	(0.56)%[f]	14%
$–	$(0.90)	$–	$(0.90)	$28.06	11.88%	$18,861	1.76%	1.76%	(0.58)%	17%
$–	$(1.63)	$–	$(1.63)	$25.90	24.49%	$26,309	1.74%	1.74%	(0.43)%	15%
$–	$(4.11)	$–	$(4.11)	$22.14	(14.19)%	$33,186	1.71%	1.71%	(0.49)%	44%
$–	$(0.96)	$–	$(0.96)	$30.36	22.16%	$99,190	1.73%	1.73%	(0.75)%	18%
$–	$(0.76)	$–	$(0.76)	$25.66	14.38%	$106,562	1.75%	1.74%	(0.76)%	61%

$–	$–	$–	$–	$48.42	24.38%	$341,616	0.68%[f]	0.68%[f]	0.49%[f]	14%
$(0.25)	$(0.90)	$–	$(1.15)	$38.93	13.06%	$197,698	0.69%	0.69%	0.49%	17%
$(0.21)	$(1.63)	$–	$(1.84)	$35.47	25.76%	$184,781	0.70%	0.70%	0.61%	15%
$–	$(4.11)	$–	$(4.11)	$29.70	(13.30)%	$197,887	0.69%	0.69%	0.53%	44%
$(0.13)	$(0.96)	$–	$(1.09)	$38.77	23.42%	$250,973	0.70%	0.70%	0.28%	18%
$–	$(0.76)	$–	$(0.76)	$32.32	15.55%	$220,325	0.71%	0.70%	0.28%	61%

$(0.01)	$–	$–	$(0.01)	$5.37	(0.49)%	$24,127	1.15%[f]	1.00%[f]	0.12%[f]	7%
$(0.05)	$–	$–	$(0.05)	$5.41	1.69%	$27,045	1.10%	1.04%	0.67%	–%[h]
$(0.09)	$–	$–	$(0.09)	$5.37	3.23%	$24,216	1.09%	1.05%	1.59%	13%
$(0.06)	$–	$–	$(0.06)	$5.29	0.42%	$25,297	1.13%	1.12%	0.91%	28%
$(0.03)	$–	$–	$(0.03)	$5.33	0.21%	$24,178	1.14%	1.14%	0.24%	7%
$(0.04)	$–	$–	$(0.04)	$5.35	(0.26)%	$29,442	1.03%	0.97%	0.26%	65%

$–	$–	$–	$–	$5.35	(0.74)%	$609	2.23%[f]	1.75%[f]	(0.63)%[f]	7%
$(0.01)	$–	$–	$(0.01)	$5.39	0.81%	$1,804	2.25%	1.78%	(0.07)%	–%[h]
$(0.05)	$–	$–	$(0.05)	$5.36	2.47%	$811	2.31%	1.80%	0.84%	13%
$(0.01)	$–	$–	$(0.01)	$5.28	(0.32)%	$2,026	1.98%	1.97%	0.06%	28%
$–	$–	$–	$–	$5.31	(0.75)%	$5,126	1.91%	1.91%	(0.53)%	7%
$–	$–	$–	$–	$5.35	(0.93)%	$9,294	1.81%	1.75%	(0.52)%	65%

$(0.02)	$–	$–	$(0.02)	$5.42	(0.18)%	$2,100	0.98%[f]	0.75%[f]	0.37%[f]	7%
$(0.06)	$–	$–	$(0.06)	$5.45	1.94%	$1,965	0.95%	0.79%	0.92%	–%[h]
$(0.10)	$–	$–	$(0.10)	$5.41	3.29%	$2,175	0.93%	0.80%	1.84%	13%
$(0.07)	$–	$–	$(0.07)	$5.34	0.83%	$1,980	0.94%	0.91%	1.12%	28%
$(0.04)	$–	$–	$(0.04)	$5.37	0.27%	$2,493	0.91%	0.91%	0.47%	7%
$(0.05)	$–	$–	$(0.05)	$5.40	0.20%	$3,656	0.71%	0.65%	0.58%	65%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Government Money Market Fund Class A, C, and Y:
Six months ended June 30, 2021[e]	$1.000	$–[i]	$–	$–[i]
Year ended December 31, 2020	$1.000	$0.002	$–	$0.002
Year ended December 31, 2019	$1.000	$0.017	$–	$0.017
Year ended December 31, 2018	$1.000	$0.013	$–	$0.013
Year ended December 31, 2017	$1.000	$0.004	$–	$0.004
Year ended December 31, 2016	$1.000	$0.001	$–	$0.001
Davis Financial Fund Class A:
Six months ended June 30, 2021[e]	$43.93	$0.27	$11.30	$11.57
Year ended December 31, 2020	$49.35	$0.54	$(3.50)	$(2.96)
Year ended December 31, 2019	$42.20	$0.64	$10.44	$11.08
Year ended December 31, 2018	$51.94	$0.54	$(6.51)	$(5.97)
Year ended December 31, 2017	$44.57	$0.21	$8.37	$8.58
Year ended December 31, 2016	$39.39	$0.29	$5.64	$5.93
Davis Financial Fund Class C:
Six months ended June 30, 2021[e]	$35.12	$0.06	$9.02	$9.08
Year ended December 31, 2020	$39.91	$0.19	$(2.88)	$(2.69)
Year ended December 31, 2019	$34.67	$0.23	$8.51	$8.74
Year ended December 31, 2018	$43.27	$0.12	$(5.37)	$(5.25)
Year ended December 31, 2017	$37.44	$(0.13)	$7.00	$6.87
Year ended December 31, 2016	$33.22	$(0.04)	$4.72	$4.68
Davis Financial Fund Class Y:
Six months ended June 30, 2021[e]	$45.52	$0.34	$11.71	$12.05
Year ended December 31, 2020	$51.04	$0.65	$(3.60)	$(2.95)
Year ended December 31, 2019	$43.56	$0.78	$10.76	$11.54
Year ended December 31, 2018	$53.50	$0.68	$(6.71)	$(6.03)
Year ended December 31, 2017	$45.88	$0.34	$8.62	$8.96
Year ended December 31, 2016	$40.52	$0.37	$5.83	$6.20
Davis Appreciation & Income Fund Class A:
Six months ended June 30, 2021[e]	$44.32	$0.10	$9.05	$9.15
Year ended December 31, 2020	$42.70	$0.32	$1.64	$1.96
Year ended December 31, 2019	$36.23	$0.56	$6.78	$7.34
Year ended December 31, 2018	$39.80	$0.42	$(3.59)	$(3.17)
Year ended December 31, 2017	$34.51	$0.35	$5.27	$5.62
Year ended December 31, 2016	$31.96	$0.32	$2.61	$2.93
Davis Appreciation & Income Fund Class C:
Six months ended June 30, 2021[e]	$44.45	$(0.08)	$9.06	$8.98
Year ended December 31, 2020	$42.82	$0.03	$1.64	$1.67
Year ended December 31, 2019	$36.34	$0.25	$6.78	$7.03
Year ended December 31, 2018	$39.94	$0.15	$(3.63)	$(3.48)
Year ended December 31, 2017	$34.64	$0.10	$5.26	$5.36
Year ended December 31, 2016	$32.08	$0.04	$2.63	$2.67
Davis Appreciation & Income Fund Class Y:
Six months ended June 30, 2021[e]	$44.51	$0.18	$9.10	$9.28
Year ended December 31, 2020	$42.89	$0.45	$1.64	$2.09
Year ended December 31, 2019	$36.39	$0.69	$6.81	$7.50
Year ended December 31, 2018	$39.98	$0.56	$(3.62)	$(3.06)
Year ended December 31, 2017	$34.66	$0.48	$5.30	$5.78
Year ended December 31, 2016	$32.10	$0.38	$2.63	$3.01

Financial Highlights – (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$–[i]	$–	$–	$–[i]	$1.000	0.02%	$147,228	0.56%[f]	0.03%[f]	0.04%[f]	NA
$(0.002)	$–	$–	$(0.002)	$1.000	0.23%	$145,903	0.54%	0.35%	0.23%	NA
$(0.017)	$–	$–	$(0.017)	$1.000	1.74%	$148,805	0.53%	0.53%	1.74%	NA
$(0.013)	$–	$–	$(0.013)	$1.000	1.30%	$183,689	0.58%j	0.58%j	1.27%	NA
$(0.004)	$–	$–	$(0.004)	$1.000	0.35%	$212,755	0.62%j	0.60%j	0.34%	NA
$(0.001)	$–	$–	$(0.001)	$1.000	0.08%	$262,793	0.70%	0.38%	0.08%	NA

$–	$–	$–	$–	$55.50	26.34%	$449,467	0.94%[f]	0.94%[f]	1.05%[f]	5%
$(0.58)	$(1.88)	$–	$(2.46)	$43.93	(5.88)%	$352,567	0.96%	0.96%	1.37%	9%
$(0.68)	$(3.25)	$–	$(3.93)	$49.35	26.31%	$463,892	0.94%	0.94%	1.37%	6%
$(0.51)	$(3.26)	$–	$(3.77)	$42.20	(11.78)%	$463,024	0.94%	0.94%	1.04%	18%
$(0.17)	$(1.04)	$–	$(1.21)	$51.94	19.27%	$626,153	0.98%	0.98%	0.43%	7%
$(0.29)	$(0.46)	$–	$(0.75)	$44.57	15.04%	$508,457	0.92%	0.92%	0.72%	17%

$–	$–	$–	$–	$44.20	25.85%	$79,909	1.71%[f]	1.71%[f]	0.28%[f]	5%
$(0.22)	$(1.88)	$–	$(2.10)	$35.12	(6.61)%	$66,095	1.75%	1.75%	0.58%	9%
$(0.25)	$(3.25)	$–	$(3.50)	$39.91	25.27%	$114,489	1.72%	1.72%	0.59%	6%
$(0.09)	$(3.26)	$–	$(3.35)	$34.67	(12.43)%	$122,240	1.70%	1.70%	0.28%	18%
$–	$(1.04)	$–	$(1.04)	$43.27	18.38%	$177,326	1.73%	1.73%	(0.32)%	7%
$–	$(0.46)	$–	$(0.46)	$37.44	14.08%	$140,605	1.74%	1.74%	(0.10)%	17%

$–	$–	$–	$–	$57.57	26.47%	$474,355	0.70%[f]	0.70%[f]	1.29%[f]	5%
$(0.69)	$(1.88)	$–	$(2.57)	$45.52	(5.67)%	$347,683	0.74%	0.74%	1.59%	9%
$(0.81)	$(3.25)	$–	$(4.06)	$51.04	26.54%	$497,906	0.72%	0.72%	1.59%	6%
$(0.65)	$(3.26)	$–	$(3.91)	$43.56	(11.55)%	$496,436	0.70%	0.70%	1.28%	18%
$(0.30)	$(1.04)	$–	$(1.34)	$53.50	19.56%	$570,816	0.72%	0.72%	0.69%	7%
$(0.38)	$(0.46)	$–	$(0.84)	$45.88	15.27%	$331,889	0.72%	0.72%	0.92%	17%

$(0.09)	$–	$–	$(0.09)	$53.38	20.65%	$123,496	0.99%[f]	0.99%[f]	0.39%[f]	10%
$(0.34)	$–	$–	$(0.34)	$44.32	4.75%	$105,201	1.02%	1.02%	0.82%	5%
$(0.78)	$(0.09)	$–	$(0.87)	$42.70	20.33%	$116,911	1.01%	1.01%	1.41%	17%
$(0.40)	$–	$–	$(0.40)	$36.23	(8.02)%	$108,613	1.01%	1.01%	1.07%	54%
$(0.33)	$–	$–	$(0.33)	$39.80	16.35%	$97,806	1.02%	1.02%	0.97%	19%
$(0.38)	$–	$–	$(0.38)	$34.51	9.20%	$95,709	0.91%	0.90%	0.98%	109%[k]

$–	$–	$–	$–	$53.43	20.20%	$3,345	1.88%[f]	1.75%[f]	(0.37)%[f]	10%
$(0.04)	$–	$–	$(0.04)	$44.45	3.93%	$4,620	1.87%	1.79%	0.05%	5%
$(0.46)	$(0.09)	$–	$(0.55)	$42.82	19.38%	$8,349	1.81%	1.80%	0.62%	17%
$(0.12)	$–	$–	$(0.12)	$36.34	(8.72)%	$11,172	1.76%	1.76%	0.32%	54%
$(0.06)	$–	$–	$(0.06)	$39.94	15.48%	$34,668	1.76%	1.76%	0.23%	19%
$(0.11)	$–	$–	$(0.11)	$34.64	8.33%	$50,316	1.75%	1.74%	0.14%	109%[k]

$(0.17)	$–	$–	$(0.17)	$53.62	20.86%	$90,941	0.67%[f]	0.67%[f]	0.71%[f]	10%
$(0.47)	$–	$–	$(0.47)	$44.51	5.08%	$73,018	0.69%	0.69%	1.15%	5%
$(0.91)	$(0.09)	$–	$(1.00)	$42.89	20.72%	$72,470	0.69%	0.69%	1.73%	17%
$(0.53)	$–	$–	$(0.53)	$36.39	(7.72)%	$60,702	0.68%	0.68%	1.40%	54%
$(0.46)	$–	$–	$(0.46)	$39.98	16.75%	$68,974	0.69%	0.69%	1.30%	19%
$(0.45)	$–	$–	$(0.45)	$34.66	9.44%	$61,950	0.70%	0.69%	1.19%	109%[k]

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Real Estate Fund Class A:
Six months ended June 30, 2021[e]	$39.23	$0.39	$8.45	$8.84
Year ended December 31, 2020	$43.59	$0.49	$(4.15)	$(3.66)
Year ended December 31, 2019	$35.75	$0.78	$8.27	$9.05
Year ended December 31, 2018	$39.70	$0.81	$(2.60)	$(1.79)
Year ended December 31, 2017	$38.82	$0.58	$2.62	$3.20
Year ended December 31, 2016	$35.96	$0.43	$3.06	$3.49
Davis Real Estate Fund Class C:
Six months ended June 30, 2021[e]	$39.23	$0.21	$8.45	$8.66
Year ended December 31, 2020	$43.57	$0.24	$(4.18)	$(3.94)
Year ended December 31, 2019	$35.75	$0.45	$8.24	$8.69
Year ended December 31, 2018	$39.69	$0.48	$(2.59)	$(2.11)
Year ended December 31, 2017	$38.81	$0.28	$2.58	$2.86
Year ended December 31, 2016	$35.97	$0.06	$3.07	$3.13
Davis Real Estate Fund Class Y:
Six months ended June 30, 2021[e]	$39.78	$0.46	$8.56	$9.02
Year ended December 31, 2020	$44.21	$0.59	$(4.24)	$(3.65)
Year ended December 31, 2019	$36.27	$0.88	$8.39	$9.27
Year ended December 31, 2018	$40.25	$0.91	$(2.63)	$(1.72)
Year ended December 31, 2017	$39.33	$0.66	$2.68	$3.34
Year ended December 31, 2016	$36.44	$0.43	$3.17	$3.60

[a]	Per share calculations were based on average shares outstanding for the period (other than Davis Government Money Market Fund).

[b]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

[c]	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers.

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[e]	Unaudited.

Financial Highlights – (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.28)	$–	$–	$(0.28)	$47.79	22.56%	$137,403	0.97%[f]	0.97%[f]	1.82%[f]	10%
$(0.57)	$(0.13)	$–	$(0.70)	$39.23	(8.23)%	$118,502	0.97%	0.97%	1.34%	18%
$(0.52)	$(0.69)	$–	$(1.21)	$43.59	25.39%	$157,718	0.98%	0.98%	1.84%	18%
$(0.86)	$(1.30)	$–	$(2.16)	$35.75	(4.52)%	$124,763	0.97%	0.97%	2.09%	44%
$(0.37)	$(1.95)	$–	$(2.32)	$39.70	8.30%	$138,113	0.97%	0.97%	1.46%	23%
$(0.63)	$–	$–	$(0.63)	$38.82	9.71%	$152,733	0.93%	0.92%	1.08%	53%

$(0.11)	$–	$–	$(0.11)	$47.78	22.09%	$3,761	1.90%[f]	1.75%[f]	1.04%[f]	10%
$(0.27)	$(0.13)	$–	$(0.40)	$39.23	(8.99)%	$3,578	1.89%	1.79%	0.52%	18%
$(0.18)	$(0.69)	$–	$(0.87)	$43.57	24.33%	$6,422	1.82%	1.80%	1.02%	18%
$(0.53)	$(1.30)	$–	$(1.83)	$35.75	(5.30)%	$6,268	1.83%	1.83%	1.23%	44%
$(0.03)	$(1.95)	$–	$(1.98)	$39.69	7.40%	$16,209	1.81%	1.81%	0.62%	23%
$(0.29)	$–	$–	$(0.29)	$38.81	8.71%	$22,288	1.82%	1.81%	0.19%	53%

$(0.34)	$–	$–	$(0.34)	$48.46	22.70%	$90,251	0.73%[f]	0.73%[f]	2.06%[f]	10%
$(0.65)	$(0.13)	$–	$(0.78)	$39.78	(8.11)%	$69,166	0.79%	0.79%	1.52%	18%
$(0.64)	$(0.69)	$–	$(1.33)	$44.21	25.69%	$103,800	0.77%	0.77%	2.05%	18%
$(0.96)	$(1.30)	$–	$(2.26)	$36.27	(4.27)%	$62,874	0.74%	0.74%	2.32%	44%
$(0.47)	$(1.95)	$–	$(2.42)	$40.25	8.57%	$48,532	0.73%	0.73%	1.70%	23%
$(0.71)	$–	$–	$(0.71)	$39.33	9.90%	$44,330	0.73%	0.72%	1.28%	53%

[f]	Annualized.

[g]	Less than $0.005 per share.

[h]	Less than 0.50%.

[i]	Less than $0.0005 per share.

[j]
Includes the recapture of expenses reimbursed from prior fiscal years. Excluding the recapture of prior reimbursed expenses, the gross and net expense ratios for the year ended December 31, 2018 would have both been 0.49%, and for the year ended December 31, 2017 would have been 0.55% and 0.52%, respectively.

[k]	As a result of the change in portfolio management on July 1, 2016, portfolio turnover was unusually high.

See Notes to Financial Statements

DAVIS SERIES, INC.	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).
With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2021. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of Davis Financial Fund, Davis Opportunity Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, Davis Government Money Market Fund, and their shareholders.
Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Directors’ recommendation to renew the Advisory Agreements.
The Independent Directors considered the investment performance of each Fund on an absolute basis as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether a Fund:
1.	Achieves satisfactory investment results over the long-term, after all costs;
2.
Efficiently and effectively handles shareholder transactions, inquiries, requests, and records, provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.
Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.
A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.
In aggregate, Davis Advisors, employees of Davis Advisors, and the Davis family have made significant investments in the Funds. The Independent Directors considered that these investments tend to align Davis Advisors’, Davis Advisors’ employees’, and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.
The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds’ shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)
The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors’ investment process as well as the experience, capability, and integrity of its senior management and other personnel.
The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.
The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules and breakpoints (if applicable) of each of the Funds, including an assessment of competitive fee schedules (and breakpoints, if applicable).
The Independent Directors reviewed the management fee schedule for each Fund, profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds’ net assets increase, and whether the fee schedules should reflect those potential economies of scale at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Funds.
The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Funds and Davis Advisors’ other lines of business.
Davis Financial Fund
The Independent Directors noted that Davis Financial Fund Class A shares underperformed its benchmark, the Standard & Poor’s 500® Index (the “S&P 500®”), over the one-, three-, five-, and ten-year time periods, but outperformed the S&P 500® over the since inception time period on May 1, 1991, all periods ended February 28, 2021.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional financial services funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund underperformed both the Performance Universe Average and the relevant Lipper Index over the one-, two-, three-, and five year time periods, performed in line with the Performance Universe Average over the four- and ten-year time periods, and underperformed the relevant Lipper Index over the four- and ten-year time periods, all periods ended December 31, 2020.
The Independent Directors also reviewed the Fund’s performance versus both the S&P 500® and the Lipper Financial Services category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 14 out of 26 rolling five-year time periods and outperformed the Lipper Financial Services category in 16 out of 26 rolling five-year time periods, all periods ended December 31 for each year from 1995 through 2020. The Fund outperformed the S&P 500® in 11 out of 21 rolling ten-year time periods and outperformed the Lipper Financial Services category in 14 out of 21 rolling ten-year time periods, all periods ended December 31 for each year from 2000 through 2020.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Davis Financial Fund – (Continued)
The Independent Directors considered Davis Financial Fund’s management fee and total expense ratio. They observed that both were reasonable and well below the average and median of its expense group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through May 1, 2022.
Davis Opportunity Fund
The Independent Directors noted that Davis Opportunity Fund Class A shares underperformed its benchmark, the Standard & Poor’s 1500® Index (the “S&P 1500®”), over the one-, three-, five-, and ten-year time periods, but outperformed the S&P 1500® over the since inception time period, all periods ended February 28, 2021. Davis Advisors oversaw a sub-adviser for the period from May 1, 1984, until December 31, 1998. After this date, Davis Advisors became sole investment manager for the Fund.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional multi-cap value funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed both the Performance Universe Average and the relevant Lipper Index over the one-, two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2020.
The Independent Directors also reviewed the Fund’s performance versus both the S&P 1500® and the Lipper Multi-Cap Value category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 1500® in 8 out of 18 rolling five-year time periods and outperformed the Lipper Multi-Cap Value category in 12 out of 18 rolling five-year time periods, all periods ended December 31 for each year from 2003 through 2020. The Fund outperformed the S&P 1500® in 5 out of 13 rolling ten-year time periods and outperformed the Lipper Multi-Cap Value category in 8 out of 13 rolling ten-year time periods, all periods ended December 31 for each year from 2008 through 2020.
The Independent Directors considered Davis Opportunity Fund’s management fee and total expense ratio. They observed that both were reasonable and in line with the average and median of its expense group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through May 1, 2022.
Davis Real Estate Fund
The Independent Directors noted that Davis Real Estate Fund Class A shares underperformed its benchmark, the Wilshire U.S. Real Estate Securities Index (the “Wilshire U.S. RESI”), over the three-, ten-year, and since inception time periods, but outperformed the Wilshire U.S. RESI over the one- and five-year time periods, all periods ended February 28, 2021.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional real estate funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund underperformed both the Performance Universe Average and the relevant Lipper Index over the one-, two-, three-, and four-year time periods, performed in line with both over the five-year time period, performed in line with the Performance Universe Average over the ten-year period, and underperformed the relevant Lipper Index over the ten-year time period, all periods ended December 31, 2020.
The Independent Directors also reviewed the Fund’s performance versus both the Wilshire U.S. RESI and the Lipper Real Estate category when measured over rolling five- and ten-year time frames. The Fund outperformed the Wilshire U.S. RESI in 6 out of 23 rolling five-year time periods and outperformed the Lipper Real Estate category in 8 out of 23 rolling five-year time periods, all periods ended December 31 for each year from 1998 through 2020. The Fund underperformed both the Wilshire U.S. RESI and the Lipper Real Estate category in all but 1 of the 18 rolling ten-year time periods, all periods ended December 31 for each year from 2003 through 2020. In reviewing the performance, the Independent Directors considered that the Fund is able to invest a limited amount of assets outside of REITs, while the Wilshire U.S. RESI, as well as other funds provided in the Broadridge report, are primarily REIT only funds.
The Independent Directors considered Davis Real Estate Fund’s management fee and total expense ratio. They observed that both were reasonable and well below the average and median of its expense group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through May 1, 2022.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Davis Appreciation & Income Fund
The Independent Directors noted that Davis Appreciation & Income Fund Class A shares underperformed its benchmark, the Standard & Poor’s 500® Index (the “S&P 500®”), over the one-, three-, five-, ten-year, and since inception time periods, all periods ended February 28, 2021.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional mixed-asset target allocation growth funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund underperformed both the Performance Universe Average and the relevant Lipper Index over the one-, two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2020.
The Independent Directors also reviewed the Fund’s performance versus both the S&P 500® and the Lipper Mixed-Asset Target Allocation Growth (“Lipper MATG”) category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 9 out of 25 rolling five-year time periods and outperformed the Lipper MATG category in 12 out of 25 rolling five-year time periods, all periods ended December 31 for each year from 1996 through 2020. The Fund outperformed the S&P 500® in 7 out of 20 rolling ten-year time periods and outperformed the Lipper MATG category in 11 out of 20 rolling ten-year time periods, all periods ended December 31 for each year from 2001 through 2020.
The Independent Directors considered Davis Appreciation & Income Fund’s management fee and total expense ratio. They observed that both were reasonable and the contractual management fee and total expense ratio were below the average and median of its expense group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through May 1, 2022.
Davis Government Bond Fund
The Independent Directors noted that Davis Government Bond Fund Class A shares underperformed its benchmark, the Bloomberg Barclays U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”), over the one-, three-, five-, ten-year, and since inception time periods, all periods ended February 28, 2021.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional short U.S. government funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund underperformed both the Performance Universe Average and the relevant Lipper Index over the one-, two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2020.
The Independent Directors also reviewed the Fund’s performance versus both the Bloomberg Index and the Lipper Short U.S. Government category when measured over rolling five- and ten-year time frames. The Fund outperformed the Bloomberg Index in 1 out of 23 rolling five-year time periods and outperformed the Lipper Short U.S. Government category in 6 out of 23 rolling five-year time periods, all periods ended December 31 for each year from 1998 through 2020. The Fund underperformed the Bloomberg Index in all 18 rolling ten-year time periods and outperformed the Lipper Short U.S. Government category in 3 out of 18 rolling ten-year time periods, all periods ended December 31 for each year from 2003 through 2020.
The Independent Directors considered Davis Government Bond Fund’s management fee and total expense ratio. They observed that the management fee was reasonable and lower than the average and median of its expense group, while the total expense ratio was higher than both the average and median of its expense group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through May 1, 2022.
Davis Government Money Market Fund
The Independent Directors noted that Davis Government Money Market Fund Class A shares’ return was in line with the Morningstar U.S. Money Market - Taxable Funds Category for the one-, three-, five-, and ten-year time periods, but underperformed over the since inception time period, all periods ended February 28, 2021.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Davis Government Money Market Fund – (Continued)
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail U.S. government money market funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund performed in line with both the Performance Universe Average and the relevant Lipper Index over the one-year time period, outperformed the Performance Universe Average over the two-, three-, four-, five-, and ten-year time periods, performed in line with the relevant Lipper Index over the two-, five-, and ten-year time periods, and underperformed the relevant Lipper Index over the three- and four-year time periods, all periods ended December 31, 2020.
The Independent Directors also reviewed the Fund’s performance versus both the Lipper U.S. Government Money Market Funds (“Lipper”) category and the Morningstar MMTF (“Morningstar”) category when measured over rolling five- and ten-year time frames. The Fund outperformed the Lipper category in 22 out of 28 rolling five-year time periods and outperformed the Morningstar category in 17 out of 28 rolling five-year time periods, all periods ended December 31 for each year from 1993 through 2020. The Fund outperformed the Lipper category in 18 out of 23 rolling ten-year time periods and outperformed the Morningstar category in 15 out of 23 rolling ten-year time periods, all periods ended December 31 for each year from 1998 through 2020.
The Independent Directors considered Davis Government Money Market Fund’s management fee and total expense ratio. They observed that both were reasonable and below the average and the median of its expense group. The Independent Directors also noted that the Adviser has committed to waive fees and/or reimburse the Fund’s expenses such that net investment income will not be less than zero until May 1, 2022.
Approval of Advisory Agreements
The Independent Directors concluded that Davis Advisors had provided Davis Financial Fund, Davis Opportunity Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, Davis Government Money Market Fund, and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Directors determined that the advisory fees for Davis Financial Fund, Davis Opportunity Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, and Davis Government Money Market Fund were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of their expense groups, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS SERIES, INC.	Liquidity Risk Management Program

Following is a description of the operation and effectiveness of the Liquidity Risk Management Program (“LRMP”) that was adopted by the Board of Directors (the “Board”) in accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Liquidity Rule is meant to promote effective liquidity risk management practices in order to reduce the likelihood that a fund would be unable to meet its redemption obligations.

The Board has appointed Davis Selected Advisers, L.P. (the “Adviser”) to serve as the Administrator of the LRMP, subject to the supervision of the Board. The Adviser has engaged a third party to perform certain functions, including the production of liquidity classification model information.

The Adviser monitors the adequacy and effectiveness of the implementation of the LRMP on an ongoing basis. This monitoring includes a review of the Funds’ liquidity risk based on a variety of factors including the Funds’ (1) investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, and (4) borrowing arrangements and other funding sources. The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires a fund that does not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the funds’ net assets in highly liquid investments (highly liquid investment minimum or HLIM). The LRMP includes provisions and safeguards that are reasonably designed to comply with the 15% limit on illiquid investments and the Funds are currently classified as Funds that primarily hold highly liquid investments. The LRMP includes the classification, no less than monthly, of the Funds’ investments into one of four liquidity classifications as provided for in the Liquidity Rule.

At a recent meeting of the Funds’ Board of Directors, the Adviser provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the LRMP from April 1, 2020 through March 31, 2021. The report concluded that the LRMP is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk. There can be no guarantee that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Funds, including liquidity risks presented by the Funds’ investment portfolio, is found in the Funds’ Prospectus and Statement of Additional Information.

DAVIS SERIES, INC.	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We may also gather information through the use of “cookies” when you visit our website. These files help us to recognize repeat visitors and allow easy access to and use of the website. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

The Funds may, on occasion, mail notices, reports, prospectuses, or proxy material to shareholders. To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of these items to shareholders having the same last name and address on the Funds’ records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you have a direct account with the Funds and you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279. Your instructions will become effective within 30 days of your notice to the Davis Funds.

DAVIS SERIES, INC.	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Funds, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

John S. Gates Jr. (08/02/53) Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings Company (educational and
media company); Director, Colfax Corp. (engineering
and manufacturer of pumps and fluid handling
equipment); Director, Cable ONE Inc. (cable service
provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13	Chairperson, Modine Manufacturing Company (heat transfer technology); Lead Independent Director, Fifth Third Bancorp (diversified financial services).
Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting of
one portfolio) since 2014; Lead Independent Director,
Graham Holdings Company (educational and media
company); Director, The Coca-Cola Company
(beverage company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Lisa J. Cohen (born 04/25/89, Davis Funds officer since 2021). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Senior Attorney, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS SERIES, INC.

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Overnight Address:
430 West 7th Street, Suite 219197
Kansas City, Missouri 64105-1407

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

For more information about Davis Series, Inc., including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds’ website at www.davisfunds.com. Quarterly Fact Sheets are available on the Funds’ website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent director Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Directors.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

 Not Applicable.

ITEM 13. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 25, 2021

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: August 25, 2021